                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-6174

--------------------------------------------------------------------------------

                             MFS INSTITUTIONAL TRUST
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                             James R. Bordewick, Jr.
                    Massachusetts Financial Services Company
                               500 Boylston Street
                           Boston, Massachusetts 02116
--------------------------------------------------------------------------------
                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
--------------------------------------------------------------------------------

                        Date of fiscal year end: June 30
--------------------------------------------------------------------------------

                  Date of reporting period: September 30, 2004
--------------------------------------------------------------------------------

ITEM 1. SCHEDULE OF INVESTMENTS.

MFS(R) Institutional Trust

QUARTERLY PORTFOLIO HOLDINGS 9/30/04

MFS(R) INSTITUTIONAL
EMERGING EQUITIES FUND

[graphic omitted]

                                                           [logo] M F S(R)
                                                           INVESTMENT MANAGEMENT

A PROSPECTUS FOR ANY MFS PRODUCT CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ THE PROSPECTUS CAREFULLY BEFORE INVESTING AS IT CONTAINS COMPLETE INFORMATION ON THE FUND'S INVESTMENT OBJECTIVE(S), THE RISKS ASSOCIATED WITH AN INVESTMENT IN THE FUND, AND THE FEES, CHARGES, AND EXPENSES INVOLVED. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUS, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.

The portfolio is actively managed, and current holdings may be different.

------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (UNAUDITED) 09/30/2004 MFS(R)INSTITUTIONAL EMERGING EQUITIES FUND
------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
STOCKS - 98.2%
------------------------------------------------------------------------------------------------
ISSUER                                                                SHARES             $ VALUE
------------------------------------------------------------------------------------------------
Aerospace - 0.8%
------------------------------------------------------------------------------------------------
Engineered Support Systems, Inc.                                         520             $23,733
------------------------------------------------------------------------------------------------
Esterline Technologies Corp.*                                            820              25,084
------------------------------------------------------------------------------------------------
Hexcel Corp.*                                                          1,370              18,933
------------------------------------------------------------------------------------------------
KVH Industries, Inc.*                                                  6,300              45,486
------------------------------------------------------------------------------------------------
Teledyne Technologies, Inc.*                                             570              14,273
------------------------------------------------------------------------------------------------
                                                                                        $127,509
------------------------------------------------------------------------------------------------
Apparel Manufacturers - 2.2%
------------------------------------------------------------------------------------------------
Carter's, Inc.*                                                          970             $26,859
------------------------------------------------------------------------------------------------
Kellwood Co.                                                           2,930             106,799
------------------------------------------------------------------------------------------------
Quiksilver, Inc.*                                                      2,100              53,382
------------------------------------------------------------------------------------------------
Reebok International Ltd.                                              1,150              42,228
------------------------------------------------------------------------------------------------
Timberland Co., "A"*                                                   1,290              73,272
------------------------------------------------------------------------------------------------
Wolverine World Wide, Inc.                                             1,000              25,200
------------------------------------------------------------------------------------------------
                                                                                        $327,740
------------------------------------------------------------------------------------------------
Automotive - 0.5%
------------------------------------------------------------------------------------------------
CLARCOR, Inc.                                                          1,490             $71,028
------------------------------------------------------------------------------------------------
Banks & Credit Companies - 7.4%
------------------------------------------------------------------------------------------------
Alabama National BanCorp                                                 390             $23,349
------------------------------------------------------------------------------------------------
Bank Mutual Corp.                                                      2,040              24,480
------------------------------------------------------------------------------------------------
BankUnited Financial Corp., "A"*                                       2,360              68,794
------------------------------------------------------------------------------------------------
Cathay General Bancorp, Inc.                                           1,820              67,686
------------------------------------------------------------------------------------------------
Collegiate Funding Services, Inc.*                                     2,790              35,042
------------------------------------------------------------------------------------------------
East West Bancorp, Inc.                                                2,130              71,547
------------------------------------------------------------------------------------------------
Euronet Worldwide, Inc.*                                                 740              13,853
------------------------------------------------------------------------------------------------
First BanCorp Puerto Rico                                                780              37,674
------------------------------------------------------------------------------------------------
Glacier Bancorp, Inc.                                                    490              14,288
------------------------------------------------------------------------------------------------
Hanmi Financial Corp.                                                  1,130              34,126
------------------------------------------------------------------------------------------------
Harbor Florida Bancshares, Inc.                                        1,540              47,894
------------------------------------------------------------------------------------------------
Investors Financial Services Corp.                                     1,720              77,624
------------------------------------------------------------------------------------------------
MetroCorp Bancshares, Inc.                                               320               6,080
------------------------------------------------------------------------------------------------
Nara Bancorp, Inc.                                                     2,630              52,995
------------------------------------------------------------------------------------------------
Nelnet, Inc.*                                                            920              20,590
------------------------------------------------------------------------------------------------
NetBank, Inc.                                                          5,470              54,755
------------------------------------------------------------------------------------------------
NewAlliance Bancshares, Inc.                                           8,410             120,684
------------------------------------------------------------------------------------------------
Partners Trust Financial Group, Inc.                                   6,280              65,061
------------------------------------------------------------------------------------------------
Placer Sierra Bancshares*                                              1,160              24,360
------------------------------------------------------------------------------------------------
Provident Financial Services, Inc.                                     1,940              33,465
------------------------------------------------------------------------------------------------
QC Holdings, Inc.*                                                     1,490              23,736
------------------------------------------------------------------------------------------------
Rainier Pacific Financial Group, Inc.                                    410               7,310
------------------------------------------------------------------------------------------------
Southwest Bancorp, Inc.                                                1,710              34,439
------------------------------------------------------------------------------------------------
UCBH Holdings, Inc.                                                    2,350              91,815
------------------------------------------------------------------------------------------------
W Holding Co., Inc.                                                      800              15,200
------------------------------------------------------------------------------------------------
Wilshire Bancorp, Inc.*                                                  180               5,432
------------------------------------------------------------------------------------------------
Wintrust Financial Corp.                                                 890              50,979
------------------------------------------------------------------------------------------------
                                                                                      $1,123,258
------------------------------------------------------------------------------------------------
Biotechnology - 8.4%
------------------------------------------------------------------------------------------------
Bruker BioSciences Corp.*                                              8,730             $30,206
------------------------------------------------------------------------------------------------
Corgentech, Inc.*                                                      1,010              17,241
------------------------------------------------------------------------------------------------
CryoLife, Inc.*                                                        3,400              24,684
------------------------------------------------------------------------------------------------
CV Therapeutics, Inc.*                                                 9,650             120,625
------------------------------------------------------------------------------------------------
Cypress Bioscience, Inc.*                                              5,850              68,270
------------------------------------------------------------------------------------------------
Dyax Corp.*                                                              680               5,195
------------------------------------------------------------------------------------------------
Encysive Pharmaceuticals, Inc.*                                        9,760              88,133
------------------------------------------------------------------------------------------------
Gen-Probe, Inc.*                                                       6,510             259,543
------------------------------------------------------------------------------------------------
Incyte Corp.*                                                          2,100              20,223
------------------------------------------------------------------------------------------------
Keryx Biopharmaceuticals, Inc.*                                        5,370              60,090
------------------------------------------------------------------------------------------------
Ligand Pharmaceuticals, Inc., "B"*                                     3,080              30,862
------------------------------------------------------------------------------------------------
MannKind Corp.*                                                        4,540              90,982
------------------------------------------------------------------------------------------------
Martek Biosciences Corp.*                                                890              43,290
------------------------------------------------------------------------------------------------
Neurochem, Inc.*                                                       5,750              98,670
------------------------------------------------------------------------------------------------
Neurocrine Biosciences, Inc.*                                          1,510              71,212
------------------------------------------------------------------------------------------------
Onyx Pharmaceuticals, Inc.*                                              400              17,204
------------------------------------------------------------------------------------------------
Pharmos Corp.*                                                         6,760              19,469
------------------------------------------------------------------------------------------------
Renovis, Inc.*                                                         1,280              10,253
------------------------------------------------------------------------------------------------
Serologicals Corp.*                                                    1,280              29,862
------------------------------------------------------------------------------------------------
Vasogen, Inc.*                                                        18,390              84,226
------------------------------------------------------------------------------------------------
Vicuron Pharmaceuticals, Inc.*                                         6,370              93,512
------------------------------------------------------------------------------------------------
                                                                                      $1,283,752
------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 4.5%
------------------------------------------------------------------------------------------------
ADVO, Inc.                                                             3,950            $122,213
------------------------------------------------------------------------------------------------
Citadel Broadcasting Corp.*                                            6,000              76,920
------------------------------------------------------------------------------------------------
Cox Radio, Inc., "A"*                                                  5,610              83,701
------------------------------------------------------------------------------------------------
Entercom Communications Corp., "A"*                                    2,000              65,320
------------------------------------------------------------------------------------------------
Greenfield Online, Inc.*                                               1,790              36,355
------------------------------------------------------------------------------------------------
LodgeNet Entertainment Corp.*                                          3,520              46,464
------------------------------------------------------------------------------------------------
R. H. Donnelley Corp.*                                                 2,990             147,586
------------------------------------------------------------------------------------------------
Radio One, Inc., "A"*                                                  5,760              82,310
------------------------------------------------------------------------------------------------
Saga Communications, Inc., "A"*                                        1,670              28,307
------------------------------------------------------------------------------------------------
                                                                                        $689,176
------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 0%
------------------------------------------------------------------------------------------------
First Albany Cos., Inc.                                                  730              $6,672
------------------------------------------------------------------------------------------------
Business Services - 12.5%
------------------------------------------------------------------------------------------------
Alliance Data Systems Corp.*                                           4,360            $176,842
------------------------------------------------------------------------------------------------
aQuantive, Inc.*                                                       3,390              32,714
------------------------------------------------------------------------------------------------
Asset Acceptance Capital Corp.*                                          770              13,067
------------------------------------------------------------------------------------------------
Beacon Roofing Supply, Inc.*                                           1,620              26,568
------------------------------------------------------------------------------------------------
Bright Horizons Family Solutions, Inc.*                                1,910             103,694
------------------------------------------------------------------------------------------------
CACI International, Inc., "A"*                                         1,560              82,337
------------------------------------------------------------------------------------------------
CDI Corp.                                                              1,010              20,705
------------------------------------------------------------------------------------------------
Charles River Associates, Inc.*                                        1,070              40,970
------------------------------------------------------------------------------------------------
Corporate Executive Board Co.                                          2,220             135,953
------------------------------------------------------------------------------------------------
CoStar Group, Inc.*                                                    2,960             145,602
------------------------------------------------------------------------------------------------
Digitas, Inc.*                                                         6,040              46,689
------------------------------------------------------------------------------------------------
Education Lending Group, Inc.*                                         1,490              22,022
------------------------------------------------------------------------------------------------
Getty Images, Inc.*                                                    1,880             103,964
------------------------------------------------------------------------------------------------
Gevity HR, Inc.                                                        1,950              29,991
------------------------------------------------------------------------------------------------
Global Payments, Inc.                                                  4,100             219,555
------------------------------------------------------------------------------------------------
Harris Interactive, Inc.*                                             19,840             130,746
------------------------------------------------------------------------------------------------
Labor Ready, Inc.*                                                     3,150              44,163
------------------------------------------------------------------------------------------------
Laureate Education, Inc.*                                                430              16,005
------------------------------------------------------------------------------------------------
MSC Industrial Direct Co., Inc., "A"                                   2,280              77,702
------------------------------------------------------------------------------------------------
Navigant Consulting Co. *                                                980              21,521
------------------------------------------------------------------------------------------------
SCP Pool Corp.                                                           935              25,002
------------------------------------------------------------------------------------------------
SIRVA, Inc.*                                                           1,250              28,625
------------------------------------------------------------------------------------------------
SkillSoft PLC, ADR*                                                    8,900              59,541
------------------------------------------------------------------------------------------------
Ultimate Software Group, Inc.*                                         9,020             110,766
------------------------------------------------------------------------------------------------
Universal Technical Institute, Inc.*                                   5,840             176,251
------------------------------------------------------------------------------------------------
ValueClick, Inc.*                                                      2,460              23,222
------------------------------------------------------------------------------------------------
                                                                                      $1,914,217
------------------------------------------------------------------------------------------------
Chemicals - 0.1%
------------------------------------------------------------------------------------------------
Terra Industries, Inc.*                                                2,100             $18,186
------------------------------------------------------------------------------------------------
Computer Software - 7.1%
------------------------------------------------------------------------------------------------
Akamai Technologies, Inc.*                                             6,910             $97,086
------------------------------------------------------------------------------------------------
Altiris, Inc.*                                                         1,520              48,108
------------------------------------------------------------------------------------------------
ANSYS, Inc.*                                                             670              33,319
------------------------------------------------------------------------------------------------
Ascential Software Corp.*                                              8,740             117,728
------------------------------------------------------------------------------------------------
Blackboard, Inc.*                                                      1,040              17,846
------------------------------------------------------------------------------------------------
Kronos, Inc.*                                                          3,810             168,745
------------------------------------------------------------------------------------------------
Macromedia, Inc.*                                                      1,200              24,096
------------------------------------------------------------------------------------------------
Magma Design Automation, Inc.*                                         1,550              23,374
------------------------------------------------------------------------------------------------
Manhattan Associates, Inc.*                                            3,470              84,737
------------------------------------------------------------------------------------------------
McAfee, Inc.*                                                          3,820              76,782
------------------------------------------------------------------------------------------------
MicroStrategy, Inc., "A"*                                              1,650              67,799
------------------------------------------------------------------------------------------------
NAVTEQ Corp.*                                                          1,160              41,342
------------------------------------------------------------------------------------------------
Open Solutions, Inc.*                                                  2,760              68,917
------------------------------------------------------------------------------------------------
Progress Software Corp.*                                               1,230              24,477
------------------------------------------------------------------------------------------------
Retalix Ltd.*                                                          1,990              36,119
------------------------------------------------------------------------------------------------
SafeNet, Inc.*                                                           520              13,718
------------------------------------------------------------------------------------------------
SERENA Software, Inc.*                                                 6,840             114,433
------------------------------------------------------------------------------------------------
SupportSoft, Inc.*                                                     2,110              20,551
------------------------------------------------------------------------------------------------
                                                                                      $1,079,177
------------------------------------------------------------------------------------------------
Computer Software - Systems - 1.0%
------------------------------------------------------------------------------------------------
MICROS Systems, Inc.*                                                    570             $28,540
------------------------------------------------------------------------------------------------
National Instruments Corp.                                             3,580             108,367
------------------------------------------------------------------------------------------------
SS&C Technologies, Inc.                                                1,115              21,776
------------------------------------------------------------------------------------------------
                                                                                        $158,683
------------------------------------------------------------------------------------------------
Construction - 1.6%
------------------------------------------------------------------------------------------------
Eagle Materials, Inc.                                                  2,190            $156,147
------------------------------------------------------------------------------------------------
Florida Rock Industries, Inc.                                            880              43,111
------------------------------------------------------------------------------------------------
Simpson Manufacturing, Inc.                                              590              37,288
------------------------------------------------------------------------------------------------
                                                                                        $236,546
------------------------------------------------------------------------------------------------
Consumer Goods & Services - 3.8%
------------------------------------------------------------------------------------------------
Ace Cash Express, Inc.*                                                1,410             $36,716
------------------------------------------------------------------------------------------------
Career Education Corp.*                                                2,760              78,467
------------------------------------------------------------------------------------------------
Corinthian Colleges, Inc.*                                             3,950              53,246
------------------------------------------------------------------------------------------------
Education Management Corp.*                                              290               7,726
------------------------------------------------------------------------------------------------
First Marblehead Corp.*                                                1,550              71,920
------------------------------------------------------------------------------------------------
Nu Skin Enterprises, Inc., "A"                                         1,160              27,272
------------------------------------------------------------------------------------------------
RC2 Corp.*                                                               740              24,346
------------------------------------------------------------------------------------------------
Strayer Education, Inc.                                                1,920             220,819
------------------------------------------------------------------------------------------------
Yankee Candle Co. *                                                    2,060              59,658
------------------------------------------------------------------------------------------------
                                                                                        $580,170
------------------------------------------------------------------------------------------------
Electrical Equipment - 0.6%
------------------------------------------------------------------------------------------------
CUNO, Inc.*                                                              440             $25,410
------------------------------------------------------------------------------------------------
Dionex Corp.*                                                            400              21,880
------------------------------------------------------------------------------------------------
Littelfuse, Inc.*                                                      1,290              44,544
------------------------------------------------------------------------------------------------
                                                                                         $91,834
------------------------------------------------------------------------------------------------
Electronics - 9.4%
------------------------------------------------------------------------------------------------
American Superconductor Corp.*                                         9,436            $117,195
------------------------------------------------------------------------------------------------
Amphenol Corp., "A"*                                                   1,840              63,038
------------------------------------------------------------------------------------------------
Applied Films Corp.*                                                   4,710              84,827
------------------------------------------------------------------------------------------------
ATMI, Inc.*                                                            1,540              31,539
------------------------------------------------------------------------------------------------
Bel Fuse, Inc.                                                           660              21,833
------------------------------------------------------------------------------------------------
Cogent, Inc.*                                                          1,970              35,893
------------------------------------------------------------------------------------------------
Cymer, Inc.*                                                           2,860              81,968
------------------------------------------------------------------------------------------------
DSP Group, Inc.*                                                       8,830             185,872
------------------------------------------------------------------------------------------------
Exar Corp.*                                                            1,380              19,541
------------------------------------------------------------------------------------------------
Excel Technology, Inc.*                                                1,310              33,824
------------------------------------------------------------------------------------------------
FARO Technologies, Inc.*                                                 440               8,950
------------------------------------------------------------------------------------------------
Hutchinson Technology, Inc.*                                             730              19,513
------------------------------------------------------------------------------------------------
Integrated Circuit Systems, Inc.*                                      5,180             111,370
------------------------------------------------------------------------------------------------
Integrated Device Technology, Inc.*                                    3,070              29,257
------------------------------------------------------------------------------------------------
Lexar Media, Inc.*                                                     3,230              27,100
------------------------------------------------------------------------------------------------
Metrologic Instruments, Inc.*                                          1,420              22,507
------------------------------------------------------------------------------------------------
MKS Instruments, Inc.*                                                 2,790              42,743
------------------------------------------------------------------------------------------------
OmniVision Technologies, Inc.*                                         3,720              52,638
------------------------------------------------------------------------------------------------
PMC-Sierra, Inc.*                                                     10,200              89,862
------------------------------------------------------------------------------------------------
PowerDsine Ltd.*                                                       6,150              76,199
------------------------------------------------------------------------------------------------
Power Integrations, Inc.*                                              3,950              80,699
------------------------------------------------------------------------------------------------
RF Micro Devices, Inc.*                                                2,500              15,850
------------------------------------------------------------------------------------------------
Silicon Image, Inc.*                                                   1,290              16,306
------------------------------------------------------------------------------------------------
Silicon Laboratories, Inc.*                                            2,300              76,107
------------------------------------------------------------------------------------------------
Zarlink Semiconductor, Inc.*                                          30,310              91,839
------------------------------------------------------------------------------------------------
                                                                                      $1,436,470
------------------------------------------------------------------------------------------------
Engineering - Construction - 0.3%
------------------------------------------------------------------------------------------------
InfraSource Services, Inc.*                                            4,400             $46,200
------------------------------------------------------------------------------------------------
Food & Drug Stores - 0.1%
------------------------------------------------------------------------------------------------
Wild Oats Markets, Inc.*                                               2,210             $19,094
------------------------------------------------------------------------------------------------
Food & Non-Alcoholic Beverages - 0.2%
------------------------------------------------------------------------------------------------
United Natural Foods, Inc.*                                            1,410             $37,506
------------------------------------------------------------------------------------------------
Furniture & Appliances - 0.2%
------------------------------------------------------------------------------------------------
Toro Co.                                                                 470             $32,101
------------------------------------------------------------------------------------------------
Gaming & Lodging - 2.0%
------------------------------------------------------------------------------------------------
Aztar Corp.*                                                           2,400             $63,600
------------------------------------------------------------------------------------------------
Fairmont Hotels Resorts, Inc.                                            730              19,944
------------------------------------------------------------------------------------------------
Gaylord Entertainment Co. *                                              960              29,760
------------------------------------------------------------------------------------------------
WMS Industries, Inc.*                                                  7,180             184,454
------------------------------------------------------------------------------------------------
                                                                                        $297,758
------------------------------------------------------------------------------------------------
General Merchandise - 0.4%
------------------------------------------------------------------------------------------------
99 Cents Only Stores*                                                  4,630             $65,885
------------------------------------------------------------------------------------------------
Health Maintenance Organizations - 0.6%
------------------------------------------------------------------------------------------------
AMERIGROUP Corp.*                                                        470             $26,438
------------------------------------------------------------------------------------------------
Molina Healthcare, Inc.*                                                 450              15,975
------------------------------------------------------------------------------------------------
Sierra Health Services, Inc.*                                            540              25,882
------------------------------------------------------------------------------------------------
WellCare Health Plans, Inc.*                                           1,250              23,688
------------------------------------------------------------------------------------------------
                                                                                         $91,983
------------------------------------------------------------------------------------------------
Internet - 1.6%
------------------------------------------------------------------------------------------------
Digital River, Inc.*                                                   5,340            $159,025
------------------------------------------------------------------------------------------------
InfoSpace, Inc.*                                                       1,710              81,037
------------------------------------------------------------------------------------------------
                                                                                        $240,062
------------------------------------------------------------------------------------------------
Leisure & Toys - 0.8%
------------------------------------------------------------------------------------------------
Take-Two Interactive Software, Inc.*                                   2,700             $88,695
------------------------------------------------------------------------------------------------
THQ, Inc.*                                                             1,740              33,860
------------------------------------------------------------------------------------------------
                                                                                        $122,555
------------------------------------------------------------------------------------------------
Machinery & Tools - 2.0%
------------------------------------------------------------------------------------------------
Actuant Corp.*                                                           540             $22,253
------------------------------------------------------------------------------------------------
Bucyrus International, Inc.                                              980              32,928
------------------------------------------------------------------------------------------------
Cognex Corp.                                                           4,930             129,166
------------------------------------------------------------------------------------------------
IDEX Corp.                                                               870              29,545
------------------------------------------------------------------------------------------------
Lincoln Electric Holdings, Inc.                                          840              26,342
------------------------------------------------------------------------------------------------
RTI International Metals, Inc.*                                          490               9,491
------------------------------------------------------------------------------------------------
Terex Corp.*                                                             670              29,078
------------------------------------------------------------------------------------------------
Wabash National Corp.*                                                   600              16,482
------------------------------------------------------------------------------------------------
Woodward Governor Co.                                                    100               6,749
------------------------------------------------------------------------------------------------
                                                                                        $302,034
------------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 2.4%
------------------------------------------------------------------------------------------------
Advisory Board Co. *                                                   2,840             $95,424
------------------------------------------------------------------------------------------------
Amedisys, Inc.*                                                          400              11,980
------------------------------------------------------------------------------------------------
Apria Healthcare Group, Inc.*                                          1,930              52,593
------------------------------------------------------------------------------------------------
LifePoint Hospitals, Inc.*                                             2,550              76,526
------------------------------------------------------------------------------------------------
Omnicell, Inc.*                                                        9,430             124,665
------------------------------------------------------------------------------------------------
Symbion, Inc.*                                                           460               7,408
------------------------------------------------------------------------------------------------
                                                                                        $368,596
------------------------------------------------------------------------------------------------
Medical Equipment - 10.1%
------------------------------------------------------------------------------------------------
Advanced Neuromodulation Systems, Inc.*                                  620             $18,817
------------------------------------------------------------------------------------------------
Aspect Medical Systems, Inc.*                                          9,640             174,388
------------------------------------------------------------------------------------------------
Conceptus, Inc.*                                                       7,670              71,101
------------------------------------------------------------------------------------------------
Cyberonics, Inc.*                                                      1,050              21,483
------------------------------------------------------------------------------------------------
Cytyc Corp.*                                                           9,820             237,153
------------------------------------------------------------------------------------------------
EPIX Pharmaceuticals, Inc.*                                            1,540              29,737
------------------------------------------------------------------------------------------------
Fisher Scientific International, Inc.*                                 1,270              74,079
------------------------------------------------------------------------------------------------
Given Imaging Ltd.*                                                      200               7,690
------------------------------------------------------------------------------------------------
IDEXX Laboratories, Inc.*                                              3,410             173,023
------------------------------------------------------------------------------------------------
Integra LifeSciences Holdings Corp.*                                   1,130              36,284
------------------------------------------------------------------------------------------------
Invitrogen Corp.*                                                      1,090              59,939
------------------------------------------------------------------------------------------------
Kensey Nash Corp.*                                                     1,150              30,119
------------------------------------------------------------------------------------------------
Millipore Corp.*                                                       1,710              81,824
------------------------------------------------------------------------------------------------
Nektar Therapeutics*                                                   3,080              44,598
------------------------------------------------------------------------------------------------
Penwest Pharmaceuticals Co. *                                          4,910              55,434
------------------------------------------------------------------------------------------------
PolyMedica Corp.                                                         720              22,176
------------------------------------------------------------------------------------------------
Sybron Dental Specialties, Inc.*                                         800              23,752
------------------------------------------------------------------------------------------------
Thoratec Corp.*                                                        9,720              93,506
------------------------------------------------------------------------------------------------
Ventana Medical Systems, Inc.*                                         4,290             216,388
------------------------------------------------------------------------------------------------
Viasys Healthcare, Inc.*                                               4,550              76,122
------------------------------------------------------------------------------------------------
                                                                                      $1,547,613
------------------------------------------------------------------------------------------------
Metals & Mining - 0.9%
------------------------------------------------------------------------------------------------
Aber Diamond Corp.*                                                    2,780             $96,188
------------------------------------------------------------------------------------------------
Allegheny Technologies, Inc.                                           1,870              34,128
------------------------------------------------------------------------------------------------
Compass Minerals International, Inc.                                     120               2,664
------------------------------------------------------------------------------------------------
                                                                                        $132,980
------------------------------------------------------------------------------------------------
Pharmaceuticals - 2.6%
------------------------------------------------------------------------------------------------
Connetics Corp.*                                                       1,140             $30,803
------------------------------------------------------------------------------------------------
Corcept Therapeutics, Inc.*                                            2,060              16,150
------------------------------------------------------------------------------------------------
Inspire Pharmaceuticals, Inc.*                                         4,880              76,762
------------------------------------------------------------------------------------------------
Medicis Pharmaceutical Corp., "A"                                      6,990             272,890
------------------------------------------------------------------------------------------------
                                                                                        $396,605
------------------------------------------------------------------------------------------------
Pollution Control - 0.1%
------------------------------------------------------------------------------------------------
Waste Connections, Inc.*                                                 560             $17,741
------------------------------------------------------------------------------------------------
Precious Metals & Minerals - 0.3%
------------------------------------------------------------------------------------------------
Meridian Gold, Inc.*                                                   2,580             $43,138
------------------------------------------------------------------------------------------------
Printing & Publishing - 0.3%
------------------------------------------------------------------------------------------------
Playboy Enterprises, Inc., "B"*                                        5,099             $51,194
------------------------------------------------------------------------------------------------
Real Estate - 0.6%
------------------------------------------------------------------------------------------------
CB Richard Ellis Group, Inc.*                                          2,430             $56,133
------------------------------------------------------------------------------------------------
Saxon Capital, Inc.*                                                   1,460              31,390
------------------------------------------------------------------------------------------------
                                                                                         $87,523
------------------------------------------------------------------------------------------------
Restaurants - 2.7%
------------------------------------------------------------------------------------------------
Cheesecake Factory, Inc.*                                              2,890            $125,426
------------------------------------------------------------------------------------------------
P. F. Chang's China Bistro, Inc.*                                      3,920             190,081
------------------------------------------------------------------------------------------------
Rare Hospitality International, Inc.*                                  1,480              39,442
------------------------------------------------------------------------------------------------
Sonic Corp.*                                                           2,020              51,773
------------------------------------------------------------------------------------------------
                                                                                        $406,722
------------------------------------------------------------------------------------------------
Special Products & Services - 0.3%
------------------------------------------------------------------------------------------------
Ceradyne, Inc.*                                                          420             $18,442
------------------------------------------------------------------------------------------------
Headwaters, Inc.*                                                        100               3,086
------------------------------------------------------------------------------------------------
Mine Safety Appliances Co.                                               700              28,504
------------------------------------------------------------------------------------------------
                                                                                         $50,032
------------------------------------------------------------------------------------------------
Specialty Chemicals - 1.5%
------------------------------------------------------------------------------------------------
Airgas, Inc.                                                           1,710             $41,160
------------------------------------------------------------------------------------------------
Cytec Industries, Inc.                                                 1,050              51,398
------------------------------------------------------------------------------------------------
Delta & Pine Land Co.                                                  3,470              92,823
------------------------------------------------------------------------------------------------
Georgia Gulf Corp.                                                       970              43,252
------------------------------------------------------------------------------------------------
                                                                                        $228,633
------------------------------------------------------------------------------------------------
Specialty Stores - 4.2%
------------------------------------------------------------------------------------------------
1-800-Flowers. com, Inc., "A"*                                         8,920             $74,036
------------------------------------------------------------------------------------------------
A. C. Moore Arts & Crafts, Inc.*                                       1,000              24,730
------------------------------------------------------------------------------------------------
Audible, Inc.*                                                           570              10,220
------------------------------------------------------------------------------------------------
Coldwater Creek, Inc.*                                                 2,850              59,480
------------------------------------------------------------------------------------------------
Finish Line, Inc., "A"                                                 2,200              68,024
------------------------------------------------------------------------------------------------
PETCO Animal Supplies, Inc.*                                           1,290              42,131
------------------------------------------------------------------------------------------------
Regis Corp.                                                            2,620             105,376
------------------------------------------------------------------------------------------------
Tractor Supply Co. *                                                   1,150              36,156
------------------------------------------------------------------------------------------------
Tuesday Morning Corp.*                                                 2,090              64,623
------------------------------------------------------------------------------------------------
Urban Outfitters, Inc.*                                                1,430              49,192
------------------------------------------------------------------------------------------------
West Marine, Inc.*                                                     5,170             110,535
------------------------------------------------------------------------------------------------
                                                                                        $644,503
------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 0.6%
------------------------------------------------------------------------------------------------
Alamosa Holdings, Inc.*                                                2,580             $19,711
------------------------------------------------------------------------------------------------
Andrew Corp.*                                                          5,490              67,198
------------------------------------------------------------------------------------------------
                                                                                         $86,909
------------------------------------------------------------------------------------------------
Telecommunications - Wireline - 1.4%
------------------------------------------------------------------------------------------------
AudioCodes Ltd.*                                                       4,810             $60,558
------------------------------------------------------------------------------------------------
F5 Networks, Inc.*                                                     1,990              60,615
------------------------------------------------------------------------------------------------
NMS Communications Corp.*                                              1,160               5,661
------------------------------------------------------------------------------------------------
Openwave Systems, Inc.*                                                4,620              40,748
------------------------------------------------------------------------------------------------
Tekelec*                                                               2,380              39,698
------------------------------------------------------------------------------------------------
                                                                                        $207,280
------------------------------------------------------------------------------------------------
Trucking - 1.1%
------------------------------------------------------------------------------------------------
Arkansas Best Corp.                                                      740             $27,099
------------------------------------------------------------------------------------------------
EGL, Inc.*                                                               740              22,392
------------------------------------------------------------------------------------------------
Landstar Systems, Inc.*                                                  870              51,052
------------------------------------------------------------------------------------------------
UTI Worldwide, Inc.                                                      560              32,934
------------------------------------------------------------------------------------------------
Yellow Roadway Corp.*                                                    690              32,354
------------------------------------------------------------------------------------------------
                                                                                        $165,831
------------------------------------------------------------------------------------------------
Utilities - Telephone - 1.0%
------------------------------------------------------------------------------------------------
SpectraSite, Inc.*                                                     3,230            $150,195
------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $13,777,391)                                          $14,985,091
------------------------------------------------------------------------------------------------
ISSUER                                                            PAR AMOUNT             $ VALUE
------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATION - 1.3%
------------------------------------------------------------------------------------------------
Citicorp, Inc., 1.88%, due 10/01/04, at Amortized Cost              $202,000            $202,000
------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $13,979,391)                                     $15,187,091
------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - 0.5%                                                     76,170
------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                  $15,263,261
------------------------------------------------------------------------------------------------

* Non-income producing security.

SEE ATTACHED SCHEDULES.

FOR MORE INFORMATION SEE NOTES TO FINANCIAL STATEMENTS AS DISCLOSED IN THE MOST RECENT SEMI-ANNUAL OR ANNUAL REPORT.

-------------------------------------------------------------------------------
SUPPLEMENTAL SCHEDULES (UNAUDITED)
-------------------------------------------------------------------------------
(1) PORTFOLIO SECURITIES
The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost                                   $16,618,374
                                                 -----------
Gross unrealized appreciation                     $2,159,282
                                                 -----------
Gross unrealized depreciation                     (3,590,565)
                                                 -----------
Net unrealized appreciation (depreciation)       ($1,431,283)
                                                 -----------



(C) 2004 MFS Investment Management
MFS investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

MFS(R) Institutional Trust

QUARTERLY PORTFOLIO HOLDINGS 9/30/04


MFS(R) INSTITUTIONAL
MID CAP GROWTH FUND

[graphic omitted]

                                                           [logo] M F S(R)
                                                           INVESTMENT MANAGEMENT

A PROSPECTUS FOR ANY MFS PRODUCT CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ THE PROSPECTUS CAREFULLY BEFORE INVESTING AS IT CONTAINS COMPLETE INFORMATION ON THE FUND'S INVESTMENT OBJECTIVE(S), THE RISKS ASSOCIATED WITH AN INVESTMENT IN THE FUND, AND THE FEES, CHARGES, AND EXPENSES INVOLVED. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUS, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.

The portfolio is actively managed, and current holdings may be different.

------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (UNAUDITED) 09/30/2004 MFS(R)INSTITUTIONAL MID CAP GROWTH FUND
------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
STOCKS - 97.5%
------------------------------------------------------------------------------------------------
ISSUER                                                                SHARES             $ VALUE
------------------------------------------------------------------------------------------------
Airlines - 0.9%
------------------------------------------------------------------------------------------------
JetBlue Airways Corp.*                                                 5,890            $123,219
------------------------------------------------------------------------------------------------
Apparel Manufacturers - 1.1%
------------------------------------------------------------------------------------------------
Coach, Inc.*                                                           3,340            $141,683
------------------------------------------------------------------------------------------------
Banks & Credit Companies - 1.0%
------------------------------------------------------------------------------------------------
Investors Financial Services Corp.                                     2,830            $127,718
------------------------------------------------------------------------------------------------
Biotechnology - 9.0%
------------------------------------------------------------------------------------------------
Celgene Corp.*                                                         1,940            $112,966
------------------------------------------------------------------------------------------------
Gen-Probe, Inc.*                                                       2,790             111,237
------------------------------------------------------------------------------------------------
Genzyme Corp.*                                                         6,280             341,695
------------------------------------------------------------------------------------------------
Gilead Sciences, Inc.*                                                 7,610             284,462
------------------------------------------------------------------------------------------------
ImClone Systems, Inc.*                                                 1,770              93,545
------------------------------------------------------------------------------------------------
Medimmune, Inc.*                                                       7,300             173,010
------------------------------------------------------------------------------------------------
Neurocrine Biosciences, Inc.*                                          1,300              61,308
------------------------------------------------------------------------------------------------
                                                                                      $1,178,223
------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 8.4%
------------------------------------------------------------------------------------------------
Citadel Broadcasting Corp.*                                           16,240            $208,197
------------------------------------------------------------------------------------------------
Cox Communications, Inc., "A"*                                         2,930              97,071
------------------------------------------------------------------------------------------------
EchoStar Communications Corp., "A"*                                    5,320             165,558
------------------------------------------------------------------------------------------------
Entercom Communications Corp., "A"*                                    2,590              84,589
------------------------------------------------------------------------------------------------
Grupo Televisa S. A., ADR                                              1,940             102,296
------------------------------------------------------------------------------------------------
NTL, Inc.*                                                             4,089             253,804
------------------------------------------------------------------------------------------------
Radio One, Inc., "A"*                                                  3,660              52,301
------------------------------------------------------------------------------------------------
Univision Communications, Inc., "A"*                                   2,050              64,801
------------------------------------------------------------------------------------------------
Westwood One, Inc.*                                                    3,070              60,694
------------------------------------------------------------------------------------------------
                                                                                      $1,089,311
------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 2.3%
------------------------------------------------------------------------------------------------
Ameritrade Holding Corp.*                                              7,200             $86,472
------------------------------------------------------------------------------------------------
Legg Mason, Inc.                                                       4,125             219,739
------------------------------------------------------------------------------------------------
                                                                                        $306,211
------------------------------------------------------------------------------------------------
Business Services - 9.5%
------------------------------------------------------------------------------------------------
Alliance Data Systems Corp.*                                           2,570            $104,239
------------------------------------------------------------------------------------------------
Ceridian Corp.*                                                        5,410              99,598
------------------------------------------------------------------------------------------------
Corporate Executive Board Co.                                          3,630             222,301
------------------------------------------------------------------------------------------------
DST Systems, Inc.*                                                     3,490             155,200
------------------------------------------------------------------------------------------------
Getty Images, Inc.*                                                    4,640             256,592
------------------------------------------------------------------------------------------------
Manpower, Inc.                                                         2,240              99,658
------------------------------------------------------------------------------------------------
Monster Worldwide, Inc.*                                               9,260             228,166
------------------------------------------------------------------------------------------------
Robert Half International, Inc.                                        2,760              71,125
------------------------------------------------------------------------------------------------
                                                                                      $1,236,879
------------------------------------------------------------------------------------------------
Chemicals - 0.5%
------------------------------------------------------------------------------------------------
Monsanto Co.                                                           1,940             $70,655
------------------------------------------------------------------------------------------------
Computer Software - 10.1%
------------------------------------------------------------------------------------------------
Amdocs Ltd.*                                                           9,500            $207,385
------------------------------------------------------------------------------------------------
Ascential Software Corp.*                                              2,740              36,908
------------------------------------------------------------------------------------------------
Intuit, Inc.*                                                          4,790             217,466
------------------------------------------------------------------------------------------------
McAfee, Inc.*                                                          6,550             131,655
------------------------------------------------------------------------------------------------
Mercury Interactive Corp.*                                             5,180             180,678
------------------------------------------------------------------------------------------------
NAVTEQ Corp.*                                                            780              27,799
------------------------------------------------------------------------------------------------
Red Hat, Inc.*                                                        10,950             134,028
------------------------------------------------------------------------------------------------
Symantec Corp.*                                                        3,120             171,226
------------------------------------------------------------------------------------------------
VERITAS Software Corp.*                                               11,800             210,040
------------------------------------------------------------------------------------------------
                                                                                      $1,317,185
------------------------------------------------------------------------------------------------
Consumer Goods & Services - 1.3%
------------------------------------------------------------------------------------------------
Apollo Group, Inc., "A"*                                               1,320             $96,848
------------------------------------------------------------------------------------------------
Career Education Corp.*                                                2,320              65,958
------------------------------------------------------------------------------------------------
                                                                                        $162,806
------------------------------------------------------------------------------------------------
Electrical Equipment - 0.4%
------------------------------------------------------------------------------------------------
American Standard Cos., Inc.*                                          1,460             $56,809
------------------------------------------------------------------------------------------------
Electronics - 4.4%
------------------------------------------------------------------------------------------------
Integrated Circuit Systems, Inc.*                                      4,240             $91,160
------------------------------------------------------------------------------------------------
Marvell Technology Group Ltd.*                                         3,360              87,797
------------------------------------------------------------------------------------------------
Novellus Systems, Inc.*                                                6,280             166,985
------------------------------------------------------------------------------------------------
PMC-Sierra, Inc.*                                                     18,640             164,218
------------------------------------------------------------------------------------------------
Xilinx, Inc.                                                           2,330              62,910
------------------------------------------------------------------------------------------------
                                                                                        $573,070
------------------------------------------------------------------------------------------------
Gaming & Lodging - 3.5%
------------------------------------------------------------------------------------------------
Four Seasons Hotels, Inc.                                              1,430             $91,663
------------------------------------------------------------------------------------------------
International Game Technology                                          3,110             111,805
------------------------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd.                                           4,280             186,608
------------------------------------------------------------------------------------------------
WMS Industries, Inc.*                                                  2,510              64,482
------------------------------------------------------------------------------------------------
                                                                                        $454,558
------------------------------------------------------------------------------------------------
General Merchandise - 1.8%
------------------------------------------------------------------------------------------------
99 Cents Only Stores*                                                  9,340            $132,908
------------------------------------------------------------------------------------------------
Family Dollar Stores, Inc.                                             3,730             101,083
------------------------------------------------------------------------------------------------
                                                                                        $233,991
------------------------------------------------------------------------------------------------
Internet - 0.7%
------------------------------------------------------------------------------------------------
IAC/InterActiveCorp*                                                   4,403             $96,954
------------------------------------------------------------------------------------------------
Leisure & Toys - 1.0%
------------------------------------------------------------------------------------------------
Electronic Arts, Inc.*                                                 2,880            $132,451
------------------------------------------------------------------------------------------------
Machinery & Tools - 0.5%
------------------------------------------------------------------------------------------------
Eaton Corp.                                                            1,020             $64,678
------------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 1.5%
------------------------------------------------------------------------------------------------
Community Health Systems, Inc.*                                        5,790            $154,477
------------------------------------------------------------------------------------------------
Tenet Healthcare Corp.*                                                3,520              37,981
------------------------------------------------------------------------------------------------
                                                                                        $192,458
------------------------------------------------------------------------------------------------
Medical Equipment - 14.7%
------------------------------------------------------------------------------------------------
C. R. Bard, Inc.                                                       3,560            $201,603
------------------------------------------------------------------------------------------------
Cytyc Corp.*                                                          15,050             363,457
------------------------------------------------------------------------------------------------
DENTSPLY International, Inc.                                           3,640             189,062
------------------------------------------------------------------------------------------------
Fisher Scientific International, Inc.*                                 3,730             217,571
------------------------------------------------------------------------------------------------
Guidant Corp.                                                          3,160             208,686
------------------------------------------------------------------------------------------------
Invitrogen Corp.*                                                      2,470             135,825
------------------------------------------------------------------------------------------------
Thermo Electron Corp.*                                                 3,630              98,083
------------------------------------------------------------------------------------------------
Thoratec Corp.*                                                        7,170              68,975
------------------------------------------------------------------------------------------------
Waters Corp.*                                                          5,430             239,463
------------------------------------------------------------------------------------------------
                                                                                      $1,917,953
------------------------------------------------------------------------------------------------
Oil Services - 3.3%
------------------------------------------------------------------------------------------------
BJ Services Co.                                                        3,360            $176,098
------------------------------------------------------------------------------------------------
Cooper Cameron Corp.*                                                  2,230             122,293
------------------------------------------------------------------------------------------------
GlobalSantaFe Corp.                                                    2,870              87,966
------------------------------------------------------------------------------------------------
Halliburton Co.                                                        1,120              37,733
------------------------------------------------------------------------------------------------
                                                                                        $424,090
------------------------------------------------------------------------------------------------
Personal Computers & Peripherals - 1.1%
------------------------------------------------------------------------------------------------
Lexmark International, Inc., "A"*                                      1,680            $141,137
------------------------------------------------------------------------------------------------
Pharmaceuticals - 4.6%
------------------------------------------------------------------------------------------------
Allergan, Inc.                                                         1,760            $127,688
------------------------------------------------------------------------------------------------
Elan Corp. PLC, ADR*                                                   4,200              98,280
------------------------------------------------------------------------------------------------
Endo Pharmaceuticals Holdings, Inc.*                                   5,420              99,511
------------------------------------------------------------------------------------------------
Medicis Pharmaceutical Corp., "A"                                      7,020             274,061
------------------------------------------------------------------------------------------------
                                                                                        $599,540
------------------------------------------------------------------------------------------------
Printing & Publishing - 1.2%
------------------------------------------------------------------------------------------------
Lamar Advertising Co., "A"*                                              720             $29,959
------------------------------------------------------------------------------------------------
Meredith Corp.                                                         2,470             126,909
------------------------------------------------------------------------------------------------
                                                                                        $156,868
------------------------------------------------------------------------------------------------
Restaurants - 1.0%
------------------------------------------------------------------------------------------------
Cheesecake Factory, Inc.*                                              3,130            $135,842
------------------------------------------------------------------------------------------------
Specialty Stores - 2.3%
------------------------------------------------------------------------------------------------
PETsMART, Inc.                                                         5,220            $148,196
------------------------------------------------------------------------------------------------
Tiffany & Co.                                                          4,810             147,859
------------------------------------------------------------------------------------------------
                                                                                        $296,055
------------------------------------------------------------------------------------------------
Telecommunications - Wireline - 4.8%
------------------------------------------------------------------------------------------------
Comverse Technology, Inc.*                                            15,690            $295,443
------------------------------------------------------------------------------------------------
F5 Networks, Inc.*                                                     2,800              85,288
------------------------------------------------------------------------------------------------
Harris Corp.                                                           2,050             112,627
------------------------------------------------------------------------------------------------
Juniper Networks, Inc.*                                                5,382             127,015
------------------------------------------------------------------------------------------------
                                                                                        $620,373
------------------------------------------------------------------------------------------------
Telephone Services - 0%
------------------------------------------------------------------------------------------------
Covad Communications Group, Inc.*                                        628              $1,055
------------------------------------------------------------------------------------------------
Trucking - 1.0%
------------------------------------------------------------------------------------------------
Expeditors International of Washington, Inc.                           2,620            $135,454
------------------------------------------------------------------------------------------------
Utilities - Telephone - 5.6%
------------------------------------------------------------------------------------------------
American Tower Corp., "A"*                                            18,600            $285,510
------------------------------------------------------------------------------------------------
Crown Castle International Corp.*                                     15,350             228,408
------------------------------------------------------------------------------------------------
SpectraSite, Inc.*                                                     4,740             220,410
------------------------------------------------------------------------------------------------
                                                                                        $734,328
------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $11,074,962)                      $12,721,554
------------------------------------------------------------------------------------------------
ISSUER                                                            PAR AMOUNT             $ VALUE
------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATION - 2.3%
------------------------------------------------------------------------------------------------
Citicorp, Inc.,1.88%, due 10/01/04, at Amortized Cost               $308,000            $308,000
------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $11,382,962)                                     $13,029,554
------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - 0.2%                                                     21,262
------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                  $13,050,816
------------------------------------------------------------------------------------------------

* Non-income producing security.

SEE ATTACHED SCHEDULE.

FOR MORE INFORMATION SEE NOTES TO FINANCIAL STATEMENTS AS DISCLOSED IN THE MOST RECENT SEMI-ANNUAL
OR ANNUAL REPORT.

--------------------------------------------------------------------------------
SUPPLEMENTAL SCHEDULES (UNAUDITED)
--------------------------------------------------------------------------------

(1) PORTFOLIO SECURITIES
The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:


Aggregate cost                                   $12,017,106
                                                 -----------
Gross unrealized appreciation                     $1,633,406
                                                 -----------
Gross unrealized depreciation                       (620,958)
                                                 -----------
Net unrealized appreciation (depreciation)        $1,012,448
                                                 -----------


(C) 2004 MFS Investment Management
MFS investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

MFS(R) Institutional Trust

QUARTERLY PORTFOLIO HOLDINGS 9/30/04


MFS(R) INSTITUTIONAL INTERNATIONAL EQUITY FUND

[graphic omitted]

                                                           [logo] M F S(R)
                                                           INVESTMENT MANAGEMENT

A PROSPECTUS FOR ANY MFS PRODUCT CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ THE PROSPECTUS CAREFULLY BEFORE INVESTING AS IT CONTAINS COMPLETE INFORMATION ON THE FUND'S INVESTMENT OBJECTIVE(S), THE RISKS ASSOCIATED WITH AN INVESTMENT IN THE FUND, AND THE FEES, CHARGES, AND EXPENSES INVOLVED. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUS, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.

The portfolio is actively managed, and current holdings may be different.

------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (UNAUDITED) 09/30/2004 MFS(R)INSTITUTIONAL INTERNATIONAL EQUITY FUND
------------------------------------------------------------------------------------------------

STOCKS - 96.5%
------------------------------------------------------------------------------------------------
ISSUER                                                                SHARES             $ VALUE
------------------------------------------------------------------------------------------------
Alcoholic Beverages - 2.0%
------------------------------------------------------------------------------------------------
Diageo PLC*                                                          944,348         $11,805,355
------------------------------------------------------------------------------------------------
Apparel Manufacturers - 0.9%
------------------------------------------------------------------------------------------------
Toray Industries, Inc.^                                            1,103,000          $5,117,165
------------------------------------------------------------------------------------------------
Automotive - 3.4%
------------------------------------------------------------------------------------------------
Bayerische Motoren Werke AG                                          207,400          $8,533,123
------------------------------------------------------------------------------------------------
Bridgestone Corp.                                                    338,000           6,287,729
------------------------------------------------------------------------------------------------
Toyota Motor Corp.^                                                  134,100           5,147,840
------------------------------------------------------------------------------------------------
                                                                                     $19,968,692
------------------------------------------------------------------------------------------------
Banks & Credit Companies - 14.1%
------------------------------------------------------------------------------------------------
Banco Bilbao Vizcaya Argentaria S.A.^                                636,880          $8,771,394
------------------------------------------------------------------------------------------------
Credit Agricole S.A.^                                                348,968           9,525,531
------------------------------------------------------------------------------------------------
Credit Suisse Group                                                  131,700           4,209,878
------------------------------------------------------------------------------------------------
DBS Group Holdings Ltd.                                              548,000           5,208,043
------------------------------------------------------------------------------------------------
DEPFA BANK PLC^                                                      408,900           5,580,726
------------------------------------------------------------------------------------------------
Erste Bank der Oesterreichischen Sparkassen AG                       255,520          10,639,984
------------------------------------------------------------------------------------------------
Irish Life & Permanent PLC                                           279,230           4,512,079
------------------------------------------------------------------------------------------------
OTP Bank Ltd., GDR                                                   144,620           6,399,435
------------------------------------------------------------------------------------------------
Royal Bank of Scotland Group PLC                                     283,705           8,203,473
------------------------------------------------------------------------------------------------
Shinsei Bank Ltd.^                                                   717,000           4,356,918
------------------------------------------------------------------------------------------------
UBS AG                                                               177,037          12,482,695
------------------------------------------------------------------------------------------------
United Overseas Bank Ltd.                                            401,001           3,263,172
------------------------------------------------------------------------------------------------
                                                                                     $83,153,328
------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 3.8%
------------------------------------------------------------------------------------------------
Grupo Televisa S.A., ADR                                             128,780          $6,790,569
------------------------------------------------------------------------------------------------
News Corp. Ltd.                                                    1,346,664          11,165,297
------------------------------------------------------------------------------------------------
Societe Television Francaise 1^                                       93,873           2,665,066
------------------------------------------------------------------------------------------------
Tokyo Broadcasting System, Inc.^                                     112,400           1,757,624
------------------------------------------------------------------------------------------------
                                                                                     $22,378,556
------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 1.1%
------------------------------------------------------------------------------------------------
AMVESCAP PLC                                                       1,210,640          $6,552,708
------------------------------------------------------------------------------------------------
Chemicals - 0.8%
------------------------------------------------------------------------------------------------
Syngenta AG                                                           47,715          $4,554,675
------------------------------------------------------------------------------------------------
Computer Software - 0.6%
------------------------------------------------------------------------------------------------
Business Objects S.A.^*                                              149,760          $3,462,422
------------------------------------------------------------------------------------------------
Construction - 1.0%
------------------------------------------------------------------------------------------------
Sekisui Chemical Co. Ltd.^                                           848,000          $5,862,640
------------------------------------------------------------------------------------------------
Consumer Goods & Services - 3.4%
------------------------------------------------------------------------------------------------
Reckitt Benckiser PLC                                                810,160         $19,874,095
------------------------------------------------------------------------------------------------
Electrical Equipment - 4.1%
------------------------------------------------------------------------------------------------
Nitto Denko Corp.^                                                   144,300          $6,655,153
------------------------------------------------------------------------------------------------
Samsung SDI Co. Ltd.                                                  58,550           5,771,103
------------------------------------------------------------------------------------------------
Schneider Electric S.A.^                                             178,009          11,516,856
------------------------------------------------------------------------------------------------
                                                                                     $23,943,112
------------------------------------------------------------------------------------------------
Electronics - 6.6%
------------------------------------------------------------------------------------------------
CANON, Inc.                                                          251,000         $11,827,345
------------------------------------------------------------------------------------------------
Kyocera Corp.^                                                        77,800           5,484,854
------------------------------------------------------------------------------------------------
Murata Manufacturing Co. Ltd.^                                       116,000           5,592,650
------------------------------------------------------------------------------------------------
Samsung Electronics Co. Ltd.                                          18,080           7,191,177
------------------------------------------------------------------------------------------------
Seiko Epson Corp.                                                    207,930           8,889,939
------------------------------------------------------------------------------------------------
                                                                                     $38,985,965
------------------------------------------------------------------------------------------------
Energy - Independent - 2.0%
------------------------------------------------------------------------------------------------
CNOOC Ltd.                                                         7,226,000          $3,776,720
------------------------------------------------------------------------------------------------
EnCana Corp.                                                         168,450           7,795,580
------------------------------------------------------------------------------------------------
                                                                                     $11,572,300
------------------------------------------------------------------------------------------------
Energy - Integrated - 2.6%
------------------------------------------------------------------------------------------------
BG Group PLC                                                         404,170          $2,716,664
------------------------------------------------------------------------------------------------
TOTAL S.A.^                                                           61,840          12,606,211
------------------------------------------------------------------------------------------------
                                                                                     $15,322,875
------------------------------------------------------------------------------------------------
Forest & Paper Products - 0.5%
------------------------------------------------------------------------------------------------
Bunzl PLC                                                            376,710          $2,840,922
------------------------------------------------------------------------------------------------
Gaming & Lodging - 1.8%
------------------------------------------------------------------------------------------------
William Hill Ltd.                                                  1,078,860         $10,427,913
------------------------------------------------------------------------------------------------
General Merchandise - 1.2%
------------------------------------------------------------------------------------------------
NEXT PLC                                                             240,400          $7,112,439
------------------------------------------------------------------------------------------------
Insurance - 5.2%
------------------------------------------------------------------------------------------------
AXA^                                                                 698,460         $14,142,750
------------------------------------------------------------------------------------------------
QBE Insurance Group Ltd.^                                            788,393           7,504,806
------------------------------------------------------------------------------------------------
Riunione Adriatica di Sicurta S.p.A.^                                453,470           8,719,872
------------------------------------------------------------------------------------------------
                                                                                     $30,367,428
------------------------------------------------------------------------------------------------
Leisure & Toys - 1.1%
------------------------------------------------------------------------------------------------
Nintendo Co. Ltd.                                                     50,700          $6,217,011
------------------------------------------------------------------------------------------------
Machinery & Tools - 3.4%
------------------------------------------------------------------------------------------------
Atlas Copco AB, "A"^                                                 252,770          $9,713,650
------------------------------------------------------------------------------------------------
Sandvik AB^                                                          304,430          10,508,104
------------------------------------------------------------------------------------------------
                                                                                     $20,221,754
------------------------------------------------------------------------------------------------
Medical Equipment - 1.2%
------------------------------------------------------------------------------------------------
Straumann Holding AG^                                                 14,710          $3,126,900
------------------------------------------------------------------------------------------------
Synthes, Inc.*                                                        34,730           3,788,778
------------------------------------------------------------------------------------------------
                                                                                      $6,915,678
------------------------------------------------------------------------------------------------
Metals & Mining - 1.5%
------------------------------------------------------------------------------------------------
Companhia Vale do Rio Doce, ADR                                      395,760          $8,892,727
------------------------------------------------------------------------------------------------
Natural Gas - Distribution - 1.3%
------------------------------------------------------------------------------------------------
Tokyo Gas Co. Ltd.                                                 2,222,000          $7,903,229
------------------------------------------------------------------------------------------------
Pharmaceuticals - 8.5%
------------------------------------------------------------------------------------------------
AstraZeneca PLC                                                      207,860          $8,529,764
------------------------------------------------------------------------------------------------
Chugai Pharmaceutical Co. Ltd.                                       473,330           6,841,821
------------------------------------------------------------------------------------------------
Novartis AG                                                          153,460          $7,164,298
------------------------------------------------------------------------------------------------
Roche Holding AG                                                     131,520          13,609,337
------------------------------------------------------------------------------------------------
Sanofi-Aventis^                                                       91,150           6,616,690
------------------------------------------------------------------------------------------------
Schering AG                                                          120,060           7,588,581
------------------------------------------------------------------------------------------------
                                                                                     $50,350,491
------------------------------------------------------------------------------------------------
Printing & Publishing - 1.5%
------------------------------------------------------------------------------------------------
Reed Elsevier N. V                                                   466,070          $6,007,602
------------------------------------------------------------------------------------------------
Yell Group PLC                                                       479,470           3,062,094
------------------------------------------------------------------------------------------------
                                                                                      $9,069,696
------------------------------------------------------------------------------------------------
Railroad & Shipping - 1.3%
------------------------------------------------------------------------------------------------
Canadian National Railway Co.                                        163,963          $7,952,206
------------------------------------------------------------------------------------------------
Special Products & Services - 0.7%
------------------------------------------------------------------------------------------------
Nok Corp.^                                                           139,000          $4,273,811
------------------------------------------------------------------------------------------------
Specialty Chemicals - 3.0%
------------------------------------------------------------------------------------------------
BOC Group PLC                                                        249,390          $3,994,194
------------------------------------------------------------------------------------------------
L'Air Liquide S.A.^                                                   87,748          13,775,641
------------------------------------------------------------------------------------------------
                                                                                     $17,769,835
------------------------------------------------------------------------------------------------
Specialty Stores - 4.6%
------------------------------------------------------------------------------------------------
Esprit Holdings Ltd.                                                 947,000          $4,846,320
------------------------------------------------------------------------------------------------
Hennes & Mauritz AB, "B"^                                            338,560           9,316,417
------------------------------------------------------------------------------------------------
Kingfisher PLC                                                     2,291,080          12,795,028
------------------------------------------------------------------------------------------------
                                                                                     $26,957,765
------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 4.5%
------------------------------------------------------------------------------------------------
America Movil S.A. de C. V., ADR                                      96,560          $3,768,737
------------------------------------------------------------------------------------------------
KDDI Corp.^                                                            1,553           7,558,037
------------------------------------------------------------------------------------------------
Vodafone Group PLC                                                 6,242,005          14,956,079
------------------------------------------------------------------------------------------------
                                                                                     $26,282,853
------------------------------------------------------------------------------------------------
Telecommunications - Wireline - 1.8%
------------------------------------------------------------------------------------------------
Ericsson, Inc., "B"                                                3,491,660         $10,830,270
------------------------------------------------------------------------------------------------
Telephone Services - 4.3%
------------------------------------------------------------------------------------------------
BCE, Inc.                                                            165,947          $3,586,514
------------------------------------------------------------------------------------------------
Brasil Telecom Participacoes S.A., ADR                                98,830           3,202,092
------------------------------------------------------------------------------------------------
Singapore Telecommunications Ltd.                                  4,948,360           6,877,825
------------------------------------------------------------------------------------------------
Telefonica S.A                                                       771,710          11,558,791
------------------------------------------------------------------------------------------------
                                                                                     $25,225,222
------------------------------------------------------------------------------------------------
Utilities - Electric Power - 2.7%
------------------------------------------------------------------------------------------------
Iberdrola S.A.^                                                      281,700          $5,847,558
------------------------------------------------------------------------------------------------
Veolia Environnement^                                                349,170          10,056,207
------------------------------------------------------------------------------------------------
                                                                                     $15,903,765
------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $516,975,936)                                        $568,068,903
------------------------------------------------------------------------------------------------

ISSUER                                                            PAR AMOUNT             $ VALUE
------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATION - 1.9%
------------------------------------------------------------------------------------------------
General Electric Co.,1.88%, due 10/01/04, at Amortized Cost      $11,102,000         $11,102,000
------------------------------------------------------------------------------------------------

ISSUER                                                                SHARES             $ VALUE
------------------------------------------------------------------------------------------------
COLLATERAL FOR SECURITIES LOANED - 23.6%
------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio,
at Cost and Net Asset Value                                      139,178,475        $139,178,475
------------------------------------------------------------------------------------------------

ISSUER                                                            PAR AMOUNT             $ VALUE
------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 1.8%
------------------------------------------------------------------------------------------------
Morgan Stanley, 1.86%, dated 9/30/04, due 10/01/04,
total to be received $10,745,555 (secured by various
U. S. Treasury and Federal Agency obligations
in a jointly traded account), at Cost                            $10,745,000         $10,745,000
------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $678,001,411)                                   $729,094,378
------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (23.8)%                                            (140,026,007)
------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                 $589,068,371
------------------------------------------------------------------------------------------------

* Non-income producing security.
^ All or a portion of this security is on loan.

SEE ATTACHED SCHEDULE.

FOR MORE INFORMATION SEE NOTES TO FINANCIAL STATEMENTS AS DISCLOSED IN THE MOST
RECENT SEMI-ANNUAL OR ANNUAL REPORT.

COUNTRY WEIGHTINGS

Great Britain                                    19.2%
------------------------------------------------------
Japan                                            16.9%
------------------------------------------------------
France                                           14.3%
------------------------------------------------------
Switzerland                                       8.3%
------------------------------------------------------
Sweden                                            6.9%
------------------------------------------------------
Spain                                             4.4%
------------------------------------------------------
Germany                                           3.7%
------------------------------------------------------
Canada                                            3.3%
------------------------------------------------------
Australia                                         3.2%
------------------------------------------------------
Other                                            19.8%
------------------------------------------------------

Percentages are based on total net assets as of 9/30/04

--------------------------------------------------------------------------------
SUPPLEMENTAL SCHEDULES (UNAUDITED)
--------------------------------------------------------------------------------

(1) PORTFOLIO SECURITIES
The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost                                   $679,663,349
                                                 ------------
Gross unrealized appreciation                     $59,709,913
                                                 ------------
Gross unrealized depreciation                     (10,278,884)
                                                 ------------
Net unrealized appreciation (depreciation)        $49,431,029
                                                 ------------


(C) 2004 MFS Investment Management
MFS investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

MFS(R) Institutional Trust

QUARTERLY PORTFOLIO HOLDINGS 9/30/04

MFS(R) INSTITUTIONAL
LARGE CAP GROWTH FUND

[graphic omitted]
                                                          [logo] M F S(R)
                                                          INVESTMENT MANAGEMENT

A PROSPECTUS FOR ANY MFS PRODUCT CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ THE PROSPECTUS CAREFULLY BEFORE INVESTING AS IT CONTAINS COMPLETE INFORMATION ON THE FUND'S INVESTMENT OBJECTIVE(S), THE RISKS ASSOCIATED WITH AN INVESTMENT IN THE FUND, AND THE FEES, CHARGES, AND EXPENSES INVOLVED. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUS, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.

The portfolio is actively managed, and current holdings may be different.

--------------------------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (UNAUDITED) 09/30/2004                 MFS(R)INSTITUTIONAL LARGE CAP GROWTH FUND
--------------------------------------------------------------------------------------------------------------------------
STOCKS - 96.9%
--------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                          SHARES             $ VALUE
--------------------------------------------------------------------------------------------------------------------------
Aerospace - 1.6%
--------------------------------------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                                                           22,530          $1,256,723
--------------------------------------------------------------------------------------------------------------------------
Apparel Manufacturers - 1.8%
--------------------------------------------------------------------------------------------------------------------------
Nike, Inc., "B"                                                                                  9,170            $722,596
--------------------------------------------------------------------------------------------------------------------------
Reebok International Ltd.                                                                       16,880             619,834
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $1,342,430
--------------------------------------------------------------------------------------------------------------------------
Automotive - 0.5%
--------------------------------------------------------------------------------------------------------------------------
Harley-Davidson, Inc.                                                                            7,010            $416,674
--------------------------------------------------------------------------------------------------------------------------
Banks & Credit Companies - 4.0%
--------------------------------------------------------------------------------------------------------------------------
American Express Co.                                                                            25,080          $1,290,617
--------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                                                 29,993           1,323,291
--------------------------------------------------------------------------------------------------------------------------
MBNA Corp.                                                                                      17,510             441,252
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $3,055,160
--------------------------------------------------------------------------------------------------------------------------
Biotechnology - 8.2%
--------------------------------------------------------------------------------------------------------------------------
Amgen, Inc.*                                                                                    21,440          $1,215,219
--------------------------------------------------------------------------------------------------------------------------
Celgene Corp.*                                                                                   6,960             405,281
--------------------------------------------------------------------------------------------------------------------------
Genentech, Inc.*                                                                                21,110           1,106,586
--------------------------------------------------------------------------------------------------------------------------
Genzyme Corp.*                                                                                  30,900           1,681,269
--------------------------------------------------------------------------------------------------------------------------
Gilead Sciences, Inc.*                                                                          49,680           1,857,038
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $6,265,393
--------------------------------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 5.0%
--------------------------------------------------------------------------------------------------------------------------
Clear Channel Communications, Inc.                                                              17,400            $542,358
--------------------------------------------------------------------------------------------------------------------------
Comcast Corp., "A"*                                                                             38,127           1,076,706
--------------------------------------------------------------------------------------------------------------------------
Time Warner, Inc.*                                                                              59,010             952,421
--------------------------------------------------------------------------------------------------------------------------
Univision Communications, Inc., "A"*                                                            11,800             372,998
--------------------------------------------------------------------------------------------------------------------------
Viacom, Inc., "B"                                                                               26,331             883,668
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $3,828,151
--------------------------------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 0.4%
--------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.                                                                        3,450            $321,678
--------------------------------------------------------------------------------------------------------------------------
Business Services - 1.7%
--------------------------------------------------------------------------------------------------------------------------
Fiserv, Inc.*                                                                                   21,040            $733,454
--------------------------------------------------------------------------------------------------------------------------
Getty Images, Inc.*                                                                             10,470             578,991
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $1,312,445
--------------------------------------------------------------------------------------------------------------------------
Chemicals - 0.6%
--------------------------------------------------------------------------------------------------------------------------
Monsanto Co.                                                                                    12,550            $457,071
--------------------------------------------------------------------------------------------------------------------------
Computer Software - 9.8%
--------------------------------------------------------------------------------------------------------------------------
Akamai Technologies, Inc.*                                                                      30,920            $434,426
--------------------------------------------------------------------------------------------------------------------------
Microsoft Corp.                                                                                129,370           3,577,081
--------------------------------------------------------------------------------------------------------------------------
Oracle Corp.*                                                                                   32,140             362,539
--------------------------------------------------------------------------------------------------------------------------
Red Hat, Inc.^*                                                                                 39,210             479,930
--------------------------------------------------------------------------------------------------------------------------
Symantec Corp.*                                                                                 33,200           1,822,016
--------------------------------------------------------------------------------------------------------------------------
VERITAS Software Corp.*                                                                         48,311             859,936
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $7,535,928
--------------------------------------------------------------------------------------------------------------------------
Computer Software - Systems - 5.1%
--------------------------------------------------------------------------------------------------------------------------
Dell, Inc.*                                                                                     54,050          $1,924,180
--------------------------------------------------------------------------------------------------------------------------
International Business Machines Corp.                                                           23,120           1,982,309
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $3,906,489
--------------------------------------------------------------------------------------------------------------------------
Consumer Goods & Services - 2.5%
--------------------------------------------------------------------------------------------------------------------------
Career Education Corp.*                                                                         10,080            $286,574
--------------------------------------------------------------------------------------------------------------------------
Colgate-Palmolive Co.                                                                            7,410             334,784
--------------------------------------------------------------------------------------------------------------------------
Procter & Gamble Co.                                                                            23,860           1,291,303
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $1,912,661
--------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 3.1%
--------------------------------------------------------------------------------------------------------------------------
Cooper Industries Ltd., "A"                                                                      9,460            $558,140
--------------------------------------------------------------------------------------------------------------------------
Emerson Electric Co.                                                                            13,540             837,991
--------------------------------------------------------------------------------------------------------------------------
General Electric Co.                                                                            29,940           1,005,385
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $2,401,516
--------------------------------------------------------------------------------------------------------------------------
Electronics - 4.7%
--------------------------------------------------------------------------------------------------------------------------
Amphenol Corp., "A"*                                                                            22,800            $781,128
--------------------------------------------------------------------------------------------------------------------------
Analog Devices, Inc.                                                                            21,750             843,465
--------------------------------------------------------------------------------------------------------------------------
Intel Corp.                                                                                     32,190             645,731
--------------------------------------------------------------------------------------------------------------------------
Linear Technology Corp.                                                                         10,950             396,828
--------------------------------------------------------------------------------------------------------------------------
Maxim Integrated Products, Inc.                                                                  8,650             365,809
--------------------------------------------------------------------------------------------------------------------------
Texas Instruments, Inc.                                                                         28,610             608,821
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $3,641,782
--------------------------------------------------------------------------------------------------------------------------
Food & Drug Stores - 0.7%
--------------------------------------------------------------------------------------------------------------------------
CVS Corp.                                                                                       13,360            $562,857
--------------------------------------------------------------------------------------------------------------------------
Food & Non-Alcoholic Beverages - 1.5%
--------------------------------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                                                   23,180          $1,127,707
--------------------------------------------------------------------------------------------------------------------------
Gaming & Lodging - 2.4%
--------------------------------------------------------------------------------------------------------------------------
Carnival Corp.                                                                                  29,690          $1,404,040
--------------------------------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc.                                                        8,660             401,997
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $1,806,037
--------------------------------------------------------------------------------------------------------------------------
General Merchandise - 3.4%
--------------------------------------------------------------------------------------------------------------------------
Kohl's Corp.*                                                                                   30,520          $1,470,759
--------------------------------------------------------------------------------------------------------------------------
Target Corp.                                                                                    25,990           1,176,048
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $2,646,807
--------------------------------------------------------------------------------------------------------------------------
Insurance - 3.0%
--------------------------------------------------------------------------------------------------------------------------
American International Group, Inc.                                                              24,610          $1,673,234
--------------------------------------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc.                                                         10,040             621,777
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $2,295,011
--------------------------------------------------------------------------------------------------------------------------
Internet - 3.7%
--------------------------------------------------------------------------------------------------------------------------
eBay, Inc.*                                                                                     15,380          $1,414,037
--------------------------------------------------------------------------------------------------------------------------
Yahoo!, Inc.*                                                                                   41,050           1,392,006
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $2,806,043
--------------------------------------------------------------------------------------------------------------------------
Machinery & Tools - 0.8%
--------------------------------------------------------------------------------------------------------------------------
Parker Hannifin Corp.                                                                           10,900            $641,574
--------------------------------------------------------------------------------------------------------------------------
Medical Equipment - 6.0%
--------------------------------------------------------------------------------------------------------------------------
C.R.Bard, Inc.                                                                                  18,060          $1,022,738
--------------------------------------------------------------------------------------------------------------------------
Fisher Scientific International, Inc.*                                                          12,560             732,625
--------------------------------------------------------------------------------------------------------------------------
Medtronic, Inc.                                                                                 35,140           1,823,766
--------------------------------------------------------------------------------------------------------------------------
Waters Corp.*                                                                                   24,100           1,062,810
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $4,641,939
--------------------------------------------------------------------------------------------------------------------------
Oil Services - 1.1%
--------------------------------------------------------------------------------------------------------------------------
BJ Services Co.                                                                                 15,510            $812,879
--------------------------------------------------------------------------------------------------------------------------
Personal Computers & Peripherals - 1.6%
--------------------------------------------------------------------------------------------------------------------------
EMC Corp.*                                                                                      47,500            $548,150
--------------------------------------------------------------------------------------------------------------------------
Network Appliance, Inc.*                                                                        30,800             708,400
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $1,256,550
--------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 12.8%
--------------------------------------------------------------------------------------------------------------------------
Abbott Laboratories                                                                             42,440          $1,797,758
--------------------------------------------------------------------------------------------------------------------------
Eli Lilly & Co.                                                                                 15,410             925,371
--------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                                                                               54,420           3,065,479
--------------------------------------------------------------------------------------------------------------------------
Pfizer, Inc.                                                                                    72,067           2,205,250
--------------------------------------------------------------------------------------------------------------------------
Wyeth                                                                                           49,040           1,834,096
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $9,827,954
--------------------------------------------------------------------------------------------------------------------------
Specialty Chemicals - 0.9%
--------------------------------------------------------------------------------------------------------------------------
Air Products & Chemicals, Inc.                                                                  12,600            $685,188
--------------------------------------------------------------------------------------------------------------------------
Specialty Stores - 3.4%
--------------------------------------------------------------------------------------------------------------------------
Best Buy Co., Inc.                                                                              19,550          $1,060,392
--------------------------------------------------------------------------------------------------------------------------
Lowe's Cos., Inc.                                                                               16,520             897,862
--------------------------------------------------------------------------------------------------------------------------
Pacific Sunwear of California, Inc.*                                                             4,240              89,252
--------------------------------------------------------------------------------------------------------------------------
PETsMART, Inc.                                                                                  19,550             555,025
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $2,602,531
--------------------------------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 0.5%
--------------------------------------------------------------------------------------------------------------------------
Andrew Corp.*                                                                                   33,930            $415,303
--------------------------------------------------------------------------------------------------------------------------
Telecommunications - Wireline - 4.9%
--------------------------------------------------------------------------------------------------------------------------
ADTRAN, Inc.                                                                                    16,370            $371,272
--------------------------------------------------------------------------------------------------------------------------
Cisco Systems, Inc.*                                                                           127,860           2,314,266
--------------------------------------------------------------------------------------------------------------------------
QUALCOMM, Inc.                                                                                  17,800             694,912
--------------------------------------------------------------------------------------------------------------------------
Research In Motion Ltd.*                                                                         4,870             371,776
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $3,752,226
--------------------------------------------------------------------------------------------------------------------------
Trucking - 1.2%
--------------------------------------------------------------------------------------------------------------------------
FedEx Corp.                                                                                     10,520            $901,459
--------------------------------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $73,068,533)                                                                    $74,436,166
--------------------------------------------------------------------------------------------------------------------------
COLLATERAL FOR SECURITIES LOANED - 0.3%
--------------------------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Cost and Net Asset Value                      269,562            $269,562
--------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                      PAR AMOUNT             $ VALUE
--------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATION - 2.3%
--------------------------------------------------------------------------------------------------------------------------
Citicorp, Inc., 1.88%, due 10/01/04, at Amortized Cost                                      $1,730,000          $1,730,000
--------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 0.8%
--------------------------------------------------------------------------------------------------------------------------
Morgan Stanley, 1.86%, dated 9/30/04, due 10/01/04, total to be received
$637,033 (secured by various U.S.Treasury and Federal Agency obligations
in a jointly traded account), at Cost                                                         $637,000            $637,000
--------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $75,705,095)                                                               $77,072,728
--------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS,  LESS LIABILITIES - (0.3)%                                                                          (229,473)
--------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                            $76,843,255
--------------------------------------------------------------------------------------------------------------------------
* Non-income producing security.
^ All or a portion of this security is on loan.

SEE ATTACHED SCHEDULE.

FOR MORE INFORMATION SEE NOTES TO FINANCIAL STATEMENTS AS DISCLOSED IN THE MOST RECENT SEMI-ANNUAL OR ANNUAL REPORT.

-------------------------------------------------------------------------------
SUPPLEMENTAL SCHEDULES (UNAUDITED)
-------------------------------------------------------------------------------

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund,as computed on a federal income tax basis, are as follows:

Aggregate cost                                        $79,777,978
                                                      -----------
Gross unrealized depreciation                         ($2,927,570)
                                                      -----------
Gross unrealized appreciation                             222,320
                                                      -----------
Net unrealized appreciation (depreciation)            ($2,705,250)
                                                      -----------


(c) 2004 MFS Investment Management
MFS investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

MFS(R) Institutional Trust

QUARTERLY PORTFOLIO HOLDINGS 9/30/04

MFS(R) INSTITUTIONAL
LARGE CAP VALUE FUND

[graphic omitted]
                                                          [logo] M F S(R)
                                                          INVESTMENT MANAGEMENT

A PROSPECTUS FOR ANY MFS PRODUCT CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ THE PROSPECTUS CAREFULLY BEFORE INVESTING AS IT CONTAINS COMPLETE INFORMATION ON THE FUND'S INVESTMENT OBJECTIVE(S), THE RISKS ASSOCIATED WITH AN INVESTMENT IN THE FUND, AND THE FEES, CHARGES, AND EXPENSES INVOLVED. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUS, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.

The portfolio is actively managed, and current holdings may be different.

--------------------------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (UNAUDITED) 09/30/2004                 MFS(R)INSTITUTIONAL LARGE CAP VALUE FUND
--------------------------------------------------------------------------------------------------------------------------
STOCKS - 96.7%
--------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                          SHARES             $ VALUE
--------------------------------------------------------------------------------------------------------------------------
Aerospace - 3.4%
--------------------------------------------------------------------------------------------------------------------------
Honeywell International, Inc.                                                                    9,600            $344,256
--------------------------------------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                                                           38,900           2,169,842
--------------------------------------------------------------------------------------------------------------------------
Northrop Grumman Corp.                                                                          32,000           1,706,560
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $4,220,658
--------------------------------------------------------------------------------------------------------------------------
Alcoholic Beverages - 0.4%
--------------------------------------------------------------------------------------------------------------------------
Diageo PLC, ADR                                                                                 10,700            $539,601
--------------------------------------------------------------------------------------------------------------------------
Banks & Credit Companies - 16.1%
--------------------------------------------------------------------------------------------------------------------------
American Express Co.                                                                            29,615          $1,523,988
--------------------------------------------------------------------------------------------------------------------------
Bank of America Corp.                                                                          114,494           4,961,024
--------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                                                101,830           4,492,740
--------------------------------------------------------------------------------------------------------------------------
Fannie Mae                                                                                      40,242           2,551,343
--------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Chase & Co.                                                                         37,130           1,475,175
--------------------------------------------------------------------------------------------------------------------------
MBNA Corp.                                                                                      19,500             491,400
--------------------------------------------------------------------------------------------------------------------------
PNC Financial Services Group, Inc.                                                              29,100           1,574,310
--------------------------------------------------------------------------------------------------------------------------
SunTrust Banks, Inc.                                                                            41,930           2,952,291
--------------------------------------------------------------------------------------------------------------------------
                                                                                                               $20,022,271
--------------------------------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 4.1%
--------------------------------------------------------------------------------------------------------------------------
Comcast Corp., "Special A"*                                                                     63,300          $1,767,336
--------------------------------------------------------------------------------------------------------------------------
Cox Communications, Inc., "A"*                                                                  14,700             487,011
--------------------------------------------------------------------------------------------------------------------------
Time Warner, Inc.*                                                                              30,210             487,589
--------------------------------------------------------------------------------------------------------------------------
Viacom, Inc., "B"                                                                               62,550           2,099,178
--------------------------------------------------------------------------------------------------------------------------
Walt Disney Co.                                                                                 12,800             288,640
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $5,129,754
--------------------------------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 5.4%
--------------------------------------------------------------------------------------------------------------------------
Franklin Resources, Inc.                                                                         7,700            $429,352
--------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.                                                                       29,200           2,722,608
--------------------------------------------------------------------------------------------------------------------------
Mellon Financial Corp.                                                                          68,600           1,899,534
--------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                                                       33,960           1,688,491
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $6,739,985
--------------------------------------------------------------------------------------------------------------------------
Business Services - 0.8%
--------------------------------------------------------------------------------------------------------------------------
Accenture Ltd., "A"*                                                                            28,600            $773,630
--------------------------------------------------------------------------------------------------------------------------
Fiserv, Inc.*                                                                                    7,100             247,506
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $1,021,136
--------------------------------------------------------------------------------------------------------------------------
Chemicals - 6.0%
--------------------------------------------------------------------------------------------------------------------------
Dow Chemical Co.                                                                                28,100          $1,269,558
--------------------------------------------------------------------------------------------------------------------------
E.I.du Pont de Nemours & Co.                                                                    44,700           1,913,160
--------------------------------------------------------------------------------------------------------------------------
Monsanto Co.                                                                                    32,000           1,165,440
--------------------------------------------------------------------------------------------------------------------------
PPG Industries, Inc.                                                                            33,000           2,022,240
--------------------------------------------------------------------------------------------------------------------------
Syngenta AG, ADR*                                                                               54,260           1,035,823
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $7,406,221
--------------------------------------------------------------------------------------------------------------------------
Computer Software - Systems - 0.9%
--------------------------------------------------------------------------------------------------------------------------
Hewlett-Packard Co.                                                                             30,000            $562,500
--------------------------------------------------------------------------------------------------------------------------
International Business Machines Corp.                                                            7,060             605,324
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $1,167,824
--------------------------------------------------------------------------------------------------------------------------
Construction - 0.8%
--------------------------------------------------------------------------------------------------------------------------
Masco Corp.                                                                                     29,200          $1,008,276
--------------------------------------------------------------------------------------------------------------------------
Consumer Goods & Services - 2.0%
--------------------------------------------------------------------------------------------------------------------------
Colgate-Palmolive Co.                                                                            9,100            $411,138
--------------------------------------------------------------------------------------------------------------------------
Kimberly-Clark Corp.                                                                            32,700           2,112,093
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $2,523,231
--------------------------------------------------------------------------------------------------------------------------
Containers - 0.5%
--------------------------------------------------------------------------------------------------------------------------
Smurfit-Stone Container Corp.*                                                                  28,700            $555,919
--------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 1.8%
--------------------------------------------------------------------------------------------------------------------------
Cooper Industries Ltd., "A"                                                                     13,100            $772,900
--------------------------------------------------------------------------------------------------------------------------
Emerson Electric Co.                                                                            24,300           1,503,927
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $2,276,827
--------------------------------------------------------------------------------------------------------------------------
Electronics - 0.3%
--------------------------------------------------------------------------------------------------------------------------
Novellus Systems, Inc.*                                                                         13,100            $348,329
--------------------------------------------------------------------------------------------------------------------------
Energy - Independent - 2.6%
--------------------------------------------------------------------------------------------------------------------------
Devon Energy Corp.                                                                               7,790            $553,168
--------------------------------------------------------------------------------------------------------------------------
EOG Resources, Inc.                                                                              9,600             632,160
--------------------------------------------------------------------------------------------------------------------------
Unocal Corp.                                                                                    45,870           1,972,410
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $3,157,738
--------------------------------------------------------------------------------------------------------------------------
Energy - Integrated - 7.4%
--------------------------------------------------------------------------------------------------------------------------
BP PLC, ADR                                                                                     44,500          $2,560,085
--------------------------------------------------------------------------------------------------------------------------
ConocoPhillips                                                                                  33,400           2,767,190
--------------------------------------------------------------------------------------------------------------------------
Exxon Mobil Corp.                                                                               48,480           2,343,038
--------------------------------------------------------------------------------------------------------------------------
TOTAL S.A., ADR                                                                                 14,700           1,501,899
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $9,172,212
--------------------------------------------------------------------------------------------------------------------------
Food & Non-Alcoholic Beverages - 5.4%
--------------------------------------------------------------------------------------------------------------------------
Archer Daniels Midland Co.                                                                     116,202          $1,973,110
--------------------------------------------------------------------------------------------------------------------------
H.J.Heinz Co.                                                                                   27,900           1,004,958
--------------------------------------------------------------------------------------------------------------------------
Kellogg Co.                                                                                     45,400           1,936,764
--------------------------------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                                                    8,534             415,179
--------------------------------------------------------------------------------------------------------------------------
Sara Lee Corp.                                                                                  57,500           1,314,450
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $6,644,461
--------------------------------------------------------------------------------------------------------------------------
Forest & Paper Products - 1.8%
--------------------------------------------------------------------------------------------------------------------------
Bowater, Inc.                                                                                   11,300            $431,547
--------------------------------------------------------------------------------------------------------------------------
International Paper Co.                                                                         45,200           1,826,532
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $2,258,079
--------------------------------------------------------------------------------------------------------------------------
Insurance - 6.2%
--------------------------------------------------------------------------------------------------------------------------
AFLAC, Inc.                                                                                     14,000            $548,940
--------------------------------------------------------------------------------------------------------------------------
Allstate Corp.                                                                                  38,326           1,839,265
--------------------------------------------------------------------------------------------------------------------------
Chubb Corp.                                                                                      8,400             590,352
--------------------------------------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc.                                                         17,120           1,060,242
--------------------------------------------------------------------------------------------------------------------------
Marsh & McLennan Cos., Inc.                                                                      6,300             288,288
--------------------------------------------------------------------------------------------------------------------------
MetLife, Inc.                                                                                   59,680           2,306,632
--------------------------------------------------------------------------------------------------------------------------
St.Paul Travelers Cos., Inc.                                                                    31,842           1,052,697
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $7,686,416
--------------------------------------------------------------------------------------------------------------------------
Leisure & Toys - 0.3%
--------------------------------------------------------------------------------------------------------------------------
Hasbro,  Inc.                                                                                   17,400            $327,120
--------------------------------------------------------------------------------------------------------------------------
Machinery & Tools - 0.7%
--------------------------------------------------------------------------------------------------------------------------
Deere & Co.                                                                                     13,400            $864,970
--------------------------------------------------------------------------------------------------------------------------
Medical Equipment - 0.7%
--------------------------------------------------------------------------------------------------------------------------
Baxter International, Inc.                                                                      19,200            $617,472
--------------------------------------------------------------------------------------------------------------------------
Guidant Corp.                                                                                    4,300             283,972
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $901,444
--------------------------------------------------------------------------------------------------------------------------
Natural Gas - Distribution - 0.7%
--------------------------------------------------------------------------------------------------------------------------
KeySpan Corp.                                                                                   11,800            $462,560
--------------------------------------------------------------------------------------------------------------------------
National Fuel Gas Co.                                                                           13,900             393,787
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $856,347
--------------------------------------------------------------------------------------------------------------------------
Oil Services - 1.7%
--------------------------------------------------------------------------------------------------------------------------
GlobalSantaFe Corp.                                                                              9,800            $300,370
--------------------------------------------------------------------------------------------------------------------------
Noble Corp.*                                                                                    26,500           1,191,175
--------------------------------------------------------------------------------------------------------------------------
Schlumberger Ltd.                                                                                9,213             620,127
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $2,111,672
--------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 7.0%
--------------------------------------------------------------------------------------------------------------------------
Abbott Laboratories                                                                             36,400          $1,541,904
--------------------------------------------------------------------------------------------------------------------------
Eli Lilly & Co.                                                                                  5,700             342,285
--------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                                                                               44,000           2,478,520
--------------------------------------------------------------------------------------------------------------------------
Merck & Co., Inc.                                                                                9,100             300,300
--------------------------------------------------------------------------------------------------------------------------
Novartis AG, ADR                                                                                19,500             910,065
--------------------------------------------------------------------------------------------------------------------------
Pfizer, Inc.                                                                                    27,811             851,017
--------------------------------------------------------------------------------------------------------------------------
Roche Holdings Ltd., ADR                                                                        11,900           1,229,358
--------------------------------------------------------------------------------------------------------------------------
Wyeth                                                                                           28,100           1,050,940
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $8,704,389
--------------------------------------------------------------------------------------------------------------------------
Printing & Publishing - 2.2%
--------------------------------------------------------------------------------------------------------------------------
Reed Elsevier PLC, ADR                                                                          35,900          $1,274,809
--------------------------------------------------------------------------------------------------------------------------
Tribune Co.                                                                                     34,600           1,423,790
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $2,698,599
--------------------------------------------------------------------------------------------------------------------------
Railroad & Shipping - 1.6%
--------------------------------------------------------------------------------------------------------------------------
Burlington Northern Santa Fe Corp.                                                              30,000          $1,149,300
--------------------------------------------------------------------------------------------------------------------------
Union Pacific Corp.                                                                             15,200             890,720
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $2,040,020
--------------------------------------------------------------------------------------------------------------------------
Restaurants - 0.6%
--------------------------------------------------------------------------------------------------------------------------
McDonald's Corp.                                                                                27,200            $762,416
--------------------------------------------------------------------------------------------------------------------------
Specialty Chemicals - 1.4%
--------------------------------------------------------------------------------------------------------------------------
Air Products & Chemicals, Inc.                                                                  26,610          $1,447,052
--------------------------------------------------------------------------------------------------------------------------
Praxair, Inc.                                                                                    6,100             260,714
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $1,707,766
--------------------------------------------------------------------------------------------------------------------------
Specialty Stores - 1.8%
--------------------------------------------------------------------------------------------------------------------------
Gap, Inc.                                                                                       61,900          $1,157,530
--------------------------------------------------------------------------------------------------------------------------
TJX Cos., Inc.                                                                                  47,000           1,035,880
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $2,193,410
--------------------------------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 1.3%
--------------------------------------------------------------------------------------------------------------------------
Vodafone Group PLC, ADR                                                                         66,005          $1,591,381
--------------------------------------------------------------------------------------------------------------------------
Telephone Services - 3.9%
--------------------------------------------------------------------------------------------------------------------------
Sprint Corp.                                                                                   109,500          $2,204,235
--------------------------------------------------------------------------------------------------------------------------
Verizon Communications, Inc.                                                                    66,150           2,604,987
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $4,809,222
--------------------------------------------------------------------------------------------------------------------------
Tobacco - 2.2%
--------------------------------------------------------------------------------------------------------------------------
Altria Group, Inc.                                                                              59,060          $2,778,182
--------------------------------------------------------------------------------------------------------------------------
Utilities - Electric Power - 4.7%
--------------------------------------------------------------------------------------------------------------------------
Cinergy Corp.                                                                                   17,300            $685,080
--------------------------------------------------------------------------------------------------------------------------
Dominion Resources, Inc.                                                                        24,300           1,585,575
--------------------------------------------------------------------------------------------------------------------------
Energy East Corp.                                                                               26,400             664,752
--------------------------------------------------------------------------------------------------------------------------
Entergy Corp.                                                                                   13,500             818,235
--------------------------------------------------------------------------------------------------------------------------
Exelon Corp.                                                                                     9,200             337,548
--------------------------------------------------------------------------------------------------------------------------
FirstEnergy Corp.                                                                                7,740             317,959
--------------------------------------------------------------------------------------------------------------------------
PPL Corp.                                                                                       12,170             574,181
--------------------------------------------------------------------------------------------------------------------------
TXU Corp.                                                                                       17,300             829,016
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $5,812,346
--------------------------------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $100,291,017)                                                                  $120,038,222
--------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                      PAR AMOUNT             $ VALUE
--------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATION - 1.7%
--------------------------------------------------------------------------------------------------------------------------
General Electric Co., 1.88%, due 10/01/04, at Amortized Cost                                $2,124,000          $2,124,000
--------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 1.7%
--------------------------------------------------------------------------------------------------------------------------
Morgan Stanley, 1.86%, dated 9/30/04, due 10/01/04, total to be received
$2,053,106 (secured by various U.S.Treasury and Federal Agency obligations
in a jointly traded account), at Cost                                                       $2,053,000          $2,053,000
--------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $104,468,017)                                                             $124,215,222
--------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS,  LESS LIABILITIES - (0.1)%                                                                          (102,238)
--------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                           $124,112,984
--------------------------------------------------------------------------------------------------------------------------

* Non-income producing security

SEE ATTACHED SCHEDULE.

FOR MORE INFORMATION SEE NOTES TO FINANCIAL STATEMENTS AS DISCLOSED IN THE MOST RECENT SEMI-ANNUAL OR ANNUAL REPORT.

-------------------------------------------------------------------------------
SUPPLEMENTAL SCHEDULES (UNAUDITED)
-------------------------------------------------------------------------------

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund,as computed on a federal income tax basis, are as follows:

Aggregate cost                                       $106,124,552
                                                     ------------
Gross unrealized appreciation                         $19,445,769
                                                     ------------
Gross unrealized depreciation                          (1,355,099)
                                                     ------------
Net unrealized appreciation (depreciation)            $18,090,670
                                                     ------------


(C) 2004 MFS Investment Management
MFS investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

MFS(R) Institutional Trust

QUARTERLY PORTFOLIO HOLDINGS 9/30/04

MFS(R) INSTITUTIONAL INTERNATIONAL
RESEARCH EQUITY FUND

[graphic omitted]
                                                          [logo] M F S(R)
                                                          INVESTMENT MANAGEMENT

A PROSPECTUS FOR ANY MFS PRODUCT CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ THE PROSPECTUS CAREFULLY BEFORE INVESTING AS IT CONTAINS COMPLETE INFORMATION ON THE FUND'S INVESTMENT OBJECTIVE(S), THE RISKS ASSOCIATED WITH AN INVESTMENT IN THE FUND, AND THE FEES, CHARGES, AND EXPENSES INVOLVED. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUS, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.

The portfolio is actively managed, and current holdings may be different.


--------------------------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (UNAUDITED) 09/30/2004                 MFS(R)INSTITUTIONAL INTERNATIONAL RESEARCH EQUITY FUND
--------------------------------------------------------------------------------------------------------------------------
STOCKS - 97.6%
--------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                          SHARES             $ VALUE
--------------------------------------------------------------------------------------------------------------------------
Airlines - 0.4%
--------------------------------------------------------------------------------------------------------------------------
easyJet Airline Co.Ltd.*                                                                       196,790            $452,798
--------------------------------------------------------------------------------------------------------------------------
Alcoholic Beverages - 1.0%
--------------------------------------------------------------------------------------------------------------------------
Pernod Ricard                                                                                    7,910          $1,051,055
--------------------------------------------------------------------------------------------------------------------------
Automotive - 4.7%
--------------------------------------------------------------------------------------------------------------------------
Aisin Seiki Co.Ltd                                                                              21,900            $541,873
--------------------------------------------------------------------------------------------------------------------------
Autoliv, Inc.                                                                                   13,730             548,356
--------------------------------------------------------------------------------------------------------------------------
Bayerische Motoren Werke AG                                                                     24,690           1,015,828
--------------------------------------------------------------------------------------------------------------------------
Compagnie Generale des Etablissements Michelin                                                  14,130             718,702
--------------------------------------------------------------------------------------------------------------------------
Nissan Motor Co.Ltd                                                                            200,800           2,191,940
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $5,016,699
--------------------------------------------------------------------------------------------------------------------------
Banks & Credit Companies - 19.0%
--------------------------------------------------------------------------------------------------------------------------
Aiful Corp.                                                                                     18,200          $1,789,703
--------------------------------------------------------------------------------------------------------------------------
Anglo Irish Bank Corp.PLC                                                                       62,195           1,150,349
--------------------------------------------------------------------------------------------------------------------------
Banco Bilbao Vizcaya Argentaria S.A                                                            122,440           1,686,298
--------------------------------------------------------------------------------------------------------------------------
Barclays PLC                                                                                   157,450           1,511,877
--------------------------------------------------------------------------------------------------------------------------
BNP Paribas                                                                                     14,800             956,613
--------------------------------------------------------------------------------------------------------------------------
Credit Agricole S.A                                                                             50,469           1,377,616
--------------------------------------------------------------------------------------------------------------------------
DBS Group Holdings Ltd.                                                                        113,000           1,073,921
--------------------------------------------------------------------------------------------------------------------------
DEPFA BANK PLC                                                                                  53,140             725,262
--------------------------------------------------------------------------------------------------------------------------
Erste Bank der Oesterreichischen Sparkassen AG                                                  28,210           1,174,679
--------------------------------------------------------------------------------------------------------------------------
HDFC Bank Ltd., ADR                                                                              8,780             298,081
--------------------------------------------------------------------------------------------------------------------------
JACCS Co.Ltd                                                                                    40,000             199,036
--------------------------------------------------------------------------------------------------------------------------
Mitsubishi Tokyo Financial Group, Inc.                                                              97             810,907
--------------------------------------------------------------------------------------------------------------------------
OTP Bank Ltd., GDR                                                                              27,750           1,227,938
--------------------------------------------------------------------------------------------------------------------------
Royal Bank of Scotland Group PLC                                                                72,375           2,092,760
--------------------------------------------------------------------------------------------------------------------------
Takefuji Corp.                                                                                  23,180           1,486,573
--------------------------------------------------------------------------------------------------------------------------
UBS AG                                                                                          28,798           2,030,517
--------------------------------------------------------------------------------------------------------------------------
UFJ Holdings, Inc.                                                                                 156             685,418
--------------------------------------------------------------------------------------------------------------------------
                                                                                                               $20,277,548
--------------------------------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 2.3%
--------------------------------------------------------------------------------------------------------------------------
Grupo Televisa S.A., ADR                                                                        28,120          $1,482,768
--------------------------------------------------------------------------------------------------------------------------
News Corp.Ltd                                                                                  115,914             961,052
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $2,443,820
--------------------------------------------------------------------------------------------------------------------------
Business Services - 3.3%
--------------------------------------------------------------------------------------------------------------------------
Manpower, Inc.                                                                                  13,810            $614,407
--------------------------------------------------------------------------------------------------------------------------
SOFTBANK CORP                                                                                   61,800           2,872,719
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $3,487,126
--------------------------------------------------------------------------------------------------------------------------
Chemicals - 0.8%
--------------------------------------------------------------------------------------------------------------------------
Syngenta AG                                                                                      8,920            $851,466
--------------------------------------------------------------------------------------------------------------------------
Construction - 2.8%
--------------------------------------------------------------------------------------------------------------------------
Italcementi S.p.A                                                                               32,210            $319,095
--------------------------------------------------------------------------------------------------------------------------
Italcementi S.p.A.- Ordinary                                                                    19,310             285,628
--------------------------------------------------------------------------------------------------------------------------
Sekisui Chemical Co.Ltd                                                                        291,000           2,011,826
--------------------------------------------------------------------------------------------------------------------------
Siam Cement Public Co.Ltd                                                                       53,400             342,936
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $2,959,485
--------------------------------------------------------------------------------------------------------------------------
Consumer Goods & Services - 1.0%
--------------------------------------------------------------------------------------------------------------------------
Reckitt Benckiser PLC                                                                           45,160          $1,107,823
--------------------------------------------------------------------------------------------------------------------------
Electronics - 4.7%
--------------------------------------------------------------------------------------------------------------------------
CANON, Inc.                                                                                     32,000          $1,507,869
--------------------------------------------------------------------------------------------------------------------------
Funai Electric Co.Ltd                                                                            7,200             973,274
--------------------------------------------------------------------------------------------------------------------------
Seiko Epson Corp.                                                                               59,500           2,543,892
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $5,025,035
--------------------------------------------------------------------------------------------------------------------------
Energy - Independent - 0.9%
--------------------------------------------------------------------------------------------------------------------------
EnCana Corp.                                                                                    20,550            $951,019
--------------------------------------------------------------------------------------------------------------------------
Energy - Integrated - 7.0%
--------------------------------------------------------------------------------------------------------------------------
BP PLC, ADR                                                                                     50,150          $2,885,130
--------------------------------------------------------------------------------------------------------------------------
China Petroleum & Chemical Corp.                                                             3,196,000           1,301,487
--------------------------------------------------------------------------------------------------------------------------
MOL Magyar Olaj-es Gazipari Rt., GDR                                                            18,740             915,449
--------------------------------------------------------------------------------------------------------------------------
Statoil A.S.A                                                                                   59,760             858,199
--------------------------------------------------------------------------------------------------------------------------
TOTAL S.A                                                                                        7,500           1,528,890
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $7,489,155
--------------------------------------------------------------------------------------------------------------------------
Food & Drug Stores - 0.5%
--------------------------------------------------------------------------------------------------------------------------
Lawson, Inc.                                                                                    15,700            $545,565
--------------------------------------------------------------------------------------------------------------------------
Food & Non-Alcoholic Beverages - 2.6%
--------------------------------------------------------------------------------------------------------------------------
Cadbury Schweppes PLC                                                                          155,720          $1,199,033
--------------------------------------------------------------------------------------------------------------------------
China Mengniu Dairy Co.Ltd.*                                                                   908,000             704,580
--------------------------------------------------------------------------------------------------------------------------
Coca-Cola HBC                                                                                   12,840             276,429
--------------------------------------------------------------------------------------------------------------------------
Coolbrands International, Inc.*                                                                 14,220             104,322
--------------------------------------------------------------------------------------------------------------------------
Kibun Food Chemifa Co.Ltd                                                                       29,800             508,278
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $2,792,642
--------------------------------------------------------------------------------------------------------------------------
Forest & Paper Products - 1.2%
--------------------------------------------------------------------------------------------------------------------------
Aracruz Celulose S.A., ADR                                                                      39,560          $1,310,227
--------------------------------------------------------------------------------------------------------------------------
Gaming & Lodging - 0.7%
--------------------------------------------------------------------------------------------------------------------------
Star Cruises Ltd.*                                                                           1,746,000            $445,230
--------------------------------------------------------------------------------------------------------------------------
William Hill Ltd.                                                                               25,990             251,211
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $696,441
--------------------------------------------------------------------------------------------------------------------------
General Merchandise - 0.3%
--------------------------------------------------------------------------------------------------------------------------
Wal-Mart de Mexico S.A.de C.V                                                                   90,850            $308,392
--------------------------------------------------------------------------------------------------------------------------
Insurance - 4.2%
--------------------------------------------------------------------------------------------------------------------------
Aviva PLC                                                                                      154,870          $1,536,206
--------------------------------------------------------------------------------------------------------------------------
AXA                                                                                             94,770           1,918,948
--------------------------------------------------------------------------------------------------------------------------
Riunione Adriatica di Sicurta S.p.A                                                             55,740           1,071,836
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $4,526,990
--------------------------------------------------------------------------------------------------------------------------
Leisure & Toys - 2.0%
--------------------------------------------------------------------------------------------------------------------------
Nintendo Co.Ltd                                                                                 12,800          $1,569,581
--------------------------------------------------------------------------------------------------------------------------
Tamron Co.Ltd                                                                                   15,000             556,718
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $2,126,299
--------------------------------------------------------------------------------------------------------------------------
Machinery & Tools - 3.5%
--------------------------------------------------------------------------------------------------------------------------
Atlas Copco AB, "A"                                                                             27,730          $1,065,631
--------------------------------------------------------------------------------------------------------------------------
Mitsui Mining and Smelting Co.Ltd                                                              261,000           1,020,922
--------------------------------------------------------------------------------------------------------------------------
Sandvik AB                                                                                      46,860           1,617,481
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $3,704,034
--------------------------------------------------------------------------------------------------------------------------
Medical Equipment - 0.5%
--------------------------------------------------------------------------------------------------------------------------
Synthes, Inc.*                                                                                   5,210            $568,371
--------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 2.7%
--------------------------------------------------------------------------------------------------------------------------
Anglo American PLC                                                                              40,800            $979,431
--------------------------------------------------------------------------------------------------------------------------
Companhia Vale do Rio Doce, ADR                                                                 83,970           1,886,806
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $2,866,237
--------------------------------------------------------------------------------------------------------------------------
Natural Gas - Distribution - 1.4%
--------------------------------------------------------------------------------------------------------------------------
Tokyo Gas Co.Ltd                                                                               426,000          $1,515,201
--------------------------------------------------------------------------------------------------------------------------
Oil Services - 0.6%
--------------------------------------------------------------------------------------------------------------------------
Tenaris S.A., ADR                                                                               14,320            $652,849
--------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 7.8%
--------------------------------------------------------------------------------------------------------------------------
AstraZeneca PLC                                                                                 51,470          $2,112,128
--------------------------------------------------------------------------------------------------------------------------
Chugai Pharmaceutical Co.Ltd                                                                    65,200             942,443
--------------------------------------------------------------------------------------------------------------------------
Novartis AG                                                                                     27,590           1,288,042
--------------------------------------------------------------------------------------------------------------------------
Roche Holding AG                                                                                17,920           1,854,314
--------------------------------------------------------------------------------------------------------------------------
Sanofi-Aventis                                                                                  19,330           1,403,188
--------------------------------------------------------------------------------------------------------------------------
Tanabe Seiyaku Co.Ltd                                                                           83,000             740,680
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $8,340,795
--------------------------------------------------------------------------------------------------------------------------
Printing & Publishing - 2.2%
--------------------------------------------------------------------------------------------------------------------------
Johnston Press PLC                                                                              65,870            $664,126
--------------------------------------------------------------------------------------------------------------------------
Reed Elsevier PLC                                                                               84,410             741,709
--------------------------------------------------------------------------------------------------------------------------
Yell Group PLC                                                                                 144,550             923,156
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $2,328,991
--------------------------------------------------------------------------------------------------------------------------
Real Estate - 2.5%
--------------------------------------------------------------------------------------------------------------------------
HUNET, Inc.                                                                                     86,000            $167,416
--------------------------------------------------------------------------------------------------------------------------
Hypo Real Estate Holding AG*                                                                    31,070           1,065,913
--------------------------------------------------------------------------------------------------------------------------
Leopalace21 Corp.                                                                               74,700           1,382,830
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $2,616,159
--------------------------------------------------------------------------------------------------------------------------
Specialty Chemicals - 1.0%
--------------------------------------------------------------------------------------------------------------------------
Sumitomo Bakelite Co.Ltd                                                                       173,000          $1,044,956
--------------------------------------------------------------------------------------------------------------------------
Specialty Stores - 2.2%
--------------------------------------------------------------------------------------------------------------------------
Esprit Holdings Ltd.                                                                           106,500            $545,019
--------------------------------------------------------------------------------------------------------------------------
Grupo Elektra S.A.de C.V                                                                        71,080             477,571
--------------------------------------------------------------------------------------------------------------------------
Kingfisher PLC                                                                                 228,246           1,274,689
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $2,297,279
--------------------------------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 3.9%
--------------------------------------------------------------------------------------------------------------------------
America Movil S.A.de C.V., ADR                                                                  36,630          $1,429,669
--------------------------------------------------------------------------------------------------------------------------
Vodafone Group PLC                                                                           1,135,290           2,720,197
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $4,149,866
--------------------------------------------------------------------------------------------------------------------------
Telecommunications - Wireline - 1.3%
--------------------------------------------------------------------------------------------------------------------------
Ericsson,  Inc.,  "B"                                                                          437,770          $1,357,855
--------------------------------------------------------------------------------------------------------------------------
Telephone Services - 5.0%
--------------------------------------------------------------------------------------------------------------------------
Brasil Telecom Participacoes S.A., ADR                                                          21,300            $690,120
--------------------------------------------------------------------------------------------------------------------------
Deutsche Telekom AG                                                                             86,630           1,608,756
--------------------------------------------------------------------------------------------------------------------------
Hanaro Telecom, Inc.*                                                                          203,392             565,223
--------------------------------------------------------------------------------------------------------------------------
Royal KPN N.V                                                                                  201,280           1,508,652
--------------------------------------------------------------------------------------------------------------------------
Singapore Telecommunications Ltd.                                                              723,720           1,005,913
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $5,378,664
--------------------------------------------------------------------------------------------------------------------------
Tobacco - 1.7%
--------------------------------------------------------------------------------------------------------------------------
Altadis S.A                                                                                     51,760          $1,762,853
--------------------------------------------------------------------------------------------------------------------------
Utilities - Electric Power - 1.9%
--------------------------------------------------------------------------------------------------------------------------
Suez S.A                                                                                        94,000          $2,016,693
--------------------------------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $91,611,325)                                                                   $104,020,388
--------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCK - 1.0%
--------------------------------------------------------------------------------------------------------------------------
Automotive - 1.0%
--------------------------------------------------------------------------------------------------------------------------
Porsche AG (Identified Cost, $700,579)                                                           1,704          $1,108,112
--------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                      PAR AMOUNT             $ VALUE
--------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS - 1.2%
--------------------------------------------------------------------------------------------------------------------------
Citicorp, Inc., 1.88%, due 10/01/04                                                           $653,000            $653,000
--------------------------------------------------------------------------------------------------------------------------
General Electric Co., 1.88%, due 10/01/04                                                      678,000             678,000
--------------------------------------------------------------------------------------------------------------------------
Total Short-Term Obligations, at Amortized Cost                                                                 $1,331,000
--------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $93, 642, 904)                                                            $106,459,500
--------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS,  LESS LIABILITIES - 0.2%                                                                             161,752
--------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                           $106,621,252
--------------------------------------------------------------------------------------------------------------------------

* Non-income producing security.

SEE ATTACHED SCHEDULE.

FOR MORE INFORMATION SEE NOTES TO FINANCIAL STATEMENTS AS DISCLOSED IN THE MOST RECENT SEMI-ANNUAL OR ANNUAL REPORT.

--------------------------------------------------------
COUNTRY WEIGHTINGS
--------------------------------------------------------
Japan                                              25.9%
--------------------------------------------------------
Great Britain                                      19.2%
--------------------------------------------------------
France                                             10.3%
--------------------------------------------------------
Switzerland                                         6.2%
--------------------------------------------------------
Germany                                             5.2%
--------------------------------------------------------
Sweden                                              4.3%
--------------------------------------------------------
Brazil                                              3.6%
--------------------------------------------------------
Mexico                                              3.5%
--------------------------------------------------------
Spain                                               3.2%
--------------------------------------------------------
Other                                              18.6%
--------------------------------------------------------

Percentages are based on total net assets as of 9/30/04

-------------------------------------------------------------------------------
SUPPLEMENTAL SCHEDULES (UNAUDITED)
-------------------------------------------------------------------------------

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund,as computed on a federal income tax basis, are as follows:

Aggregate cost                                        $93,875,274
                                                      -----------
Gross unrealized appreciation                         $14,153,366
                                                      -----------
Gross unrealized depreciation                          (1,569,140)
                                                      -----------
Net unrealized appreciation (depreciation)            $12,584,226
                                                      -----------


(C) 2004 MFS Investment Management
MFS investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

ITEM 2.  CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (the "Act")) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   MFS INSTITUTIONAL TRUST
             ----------------------------------------------------------


By (Signature and Title)*  ROBERT J. MANNING
                           --------------------------------------------
                           Robert J. Manning, President

Date:   November 23, 2004
        ------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)*  ROBERT J. MANNING
                           --------------------------------------------
                           Robert J. Manning, President
                           (Principal Executive Officer)

Date:   November 23, 2004
        ------------------

By (Signature and Title)*  RICHARD M. HISEY
                           --------------------------------------------
                           Richard M. Hisey, Treasurer
                           (Principal Financial Officer
                           and Accounting Officer)

Date:   November 23, 2004
        ------------------

* Print name and title of each signing officer under his or her signature.